Registration No. 33-35779


  As filed with the Securities and Exchange Commission on October 31, 1997

===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X

                  Pre-Effective Amendment No.

                  Post-Effective Amendment No.  12                         X

                                     and/or

   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         X

                  Amendment No.  14                                        X

                        (Check appropriate box or boxes)


                       TEMPLETON INSTITUTIONAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

           500 EAST BROWARD BOULEVARD, FORT LAUDERDALE, FLORIDA 33394
               (Address of Principal Executive Offices) (Zip Code)

                  Registrant's Telephone Number: (954) 527-7500

                                Barbara J. Green
                            Templeton Worldwide, Inc.
                           500 East Broward Boulevard
                         FORT LAUDERDALE, FLORIDA 33394
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

         immediately upon filing pursuant to paragraph (b) of Rule 485

    X    on  NOVEMBER 1, 1997 pursuant to paragraph (b) of Rule 485
            -----------------

         60 days after filing pursuant to paragraph (a)(1) of Rule 485

         on       pursuant to paragraph (a)(1) of Rule 485

         75 days after filing pursuant to paragraph (a)(2) of Rule 485

         on        pursuant to paragraph (a)(2) of Rule 485


         this post-effective amendment designates a new effective date for a previously filed post-effective amendment


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



                       TEMPLETON INSTITUTIONAL FUNDS, INC.
                              CROSS-REFERENCE SHEET
                                    FORM N-1A

                                     PART A


N-1A                                                 LOCATION IN
ITEM NO.           ITEM                           REGISTRATION STATEMENT

  1               Cover page                        Cover Page

  2               Synopsis                          Expense Summary

  3               Condensed Financial               "Financial Highlights";
                  Information                       "How Do the Funds
                                                     Measure Performance?"

  4               General Description               "How Is the Company Organized?";
                  of Registrant                     "How Do the Funds Invest Their Assets?";
                                                    "What Are the Funds' Potential Risks?"

  5               Management of the Fund            "Who Manages the Funds?"

  5A              Management's Discussion           Contained in Registrant's Annual
                  of Fund Performance               Report to Shareholders

  6               Capital Stock and Other           "How Is the Company Organized?"; "Services
                  Securities                        to Help You Manage Your Account"; "What
                                                    Distributions Might I Receive From the
                                                    Funds?"; "How Taxation Affects You and the
                                                    Funds"

  7               Purchase of Securities            "How Do I Buy Shares?"; "May I Exchange
                  Being Offered                      Shares for Shares of Another Fund?";
                                                    "Transaction Procedures and Special
                                                     Requirements"; "Services to Help You Manage
                                                     Your Account"; "Who Manages the Funds?" "Useful
                                                     Terms and Definitions"

  8               Redemption or Repurchase          "May I Exchange Shares for Shares of Another
                                                     Fund?"; "How Do I Sell Shares?"; "Transaction
                                                     Procedures and Special Requirements"; "Services
                                                     to Help You Manage Your Account"

  9               Pending Legal Procedures          Not Applicable



                       TEMPLETON INSTITUTIONAL FUNDS, INC.
                              CROSS-REFERENCE SHEET
                                    FORM N-1A

                                     PART B



N-1A                                                    LOCATION IN
ITEM NO.            ITEM                           REGISTRATION STATEMENT

 10               Cover Page                        Cover Page

 11               Table of Contents                 Table of Contents

 12               General Information and           Not Applicable
                  History

 13               Investment Objectives and         "How do the Funds Invest their Assets?";
                  Policies                          "Investment Restrictions"; "What are the
                                                     Funds' Potential Risks?"

 14               Management of the                 "Officers and Directors"; "Investment
                  Registrant                         Management and Other Services"

 15               Control Persons and                "Officers and Directors"; "Investment
                  Principal Holders of                Management and Other Services"; "Miscellaneous
                  Securities                          Information?"

 16               Investment Advisory and            "Investment Management and Other Services";
                  Other Services                     "The Funds' Underwriter"

 17               Brokerage Allocation and           "How do the Funds Buy Securities
                  Other Practices                     for their Portfolios?"

 18               Capital Stock and Other            "Miscellaneous Information"; See Prospectus
                  Securities                         "How Is the Company Organized?"

 19               Purchase, Redemption and           "How do I Buy, Sell and Exchange Shares?";
                  Pricing of Securities              "How are Fund Shares Valued?";
                  Being Offered                      "Financial Statements"

 20               Tax Status                        "Additional Information on Distributions
                                                     and Taxes"

 21               Underwriters                      "The Funds' Underwriter"

 22               Calculation of Performance        "How do the Funds Measure Performance?"
                  Data

 23               Financial Statements               Financial Statements

                                     PART A
                                   PROSPECTUS

                              [ART]
TIFI
------------------------------------------------------------------------------

TEMPLETON
INSTITUTIONAL
FUNDS, INC.




MAY 1, 1997
AS AMENDED NOVEMBER 1, 1997
PROSPECTUS




This prospectus is not an offering of the securities herein described in any state, jurisdiction or country in which the offering is not authorized. No sales representative, dealer or other person is authorized to give any information or make any representations other than those contained in this prospectus. Further information may be obtained from Distributors.


PRINCIPAL UNDERWRITER:
Franklin Templeton Distributors, Inc.


100 Fountain Parkway
P.O. Box 33030
St. Petersburg, Florida 33733-8030

INSTITUTIONAL SERVICES AND FUND
INFORMATION: 800-321-8563



ZTIFI P 11/97

                                   PROSPECTUS

                                      LOGO


                       Templeton Institutional Funds, Inc.

                                   MAY 1, 1997
                           as amended November 1, 1997


                                  GROWTH SERIES
                              FOREIGN EQUITY SERIES
                             EMERGING MARKETS SERIES
                      EMERGING FIXED INCOME MARKETS SERIES


                                      LOGO

------------------------------------------------------------------------------

This prospectus describes the four funds listed above (the "Funds") which are series of Templeton Institutional Funds, Inc. (the "Company"). This prospectus contains information you should know before investing in the Funds.
Please keep it for future reference.

INVESTMENTS IN EMERGING MARKETS INVOLVE CERTAIN CONSIDERATIONS WHICH ARE NOT NORMALLY INVOLVED IN INVESTMENT IN SECURITIES OF U.S. COMPANIES, AND AN INVESTMENT IN THE FUNDS MAY BE CONSIDERED SPECULATIVE. THE FUNDS MAY BORROW MONEY FOR INVESTMENT PURPOSES, WHICH MAY INVOLVE GREATER RISK AND ADDITIONAL COSTS TO THE FUNDS. IN ADDITION, THE FUNDS MAY INVEST UP TO 10% OF THEIR ASSETS IN RESTRICTED SECURITIES, WHICH MAY INVOLVE GREATER RISK AND INCREASED FUND EXPENSES. THE EMERGING FIXED INCOME MARKETS SERIES MAY INVEST A SUBSTANTIAL PORTION OF ITS ASSETS IN HIGH-YIELD, HIGH RISK DEBT INSTRUMENTS THAT ARE PREDOMINANTLY SPECULATIVE. SEE "WHAT ARE THE FUNDS' POTENTIAL RISKS?"

The Company has a Statement of Additional Information ("SAI") dated May 1, 1997, as amended November 1, 1997, which may be further amended from time to time. It includes more information about the Funds' procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/DIAL BEN or write the Funds at their address.



SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TEMPLETON
INSTITUTIONAL
FUNDS, INC.


-------------------------------------------------------------------------------

May 1, 1997
as amended November 1, 1997


WHEN READING THIS PROSPECTUS, YOU WILL SEE CERTAIN TERMS BEGINNING WITH CAPITAL LETTERS. THIS MEANS THE TERM IS EXPLAINED IN OUR GLOSSARY SECTION.





TABLE OF CONTENTS

ABOUT THE FUND
Expense Summary...................................................... 1
Financial Highlights................................................. 2

How Do the Funds Invest Their Assets?................................ 6
What Are the Funds' Potential Risks?................................. 17
Who Manages the Funds?............................................... 20
How Do the Funds Measure Performance?................................ 22
How Is the Company Organized?........................................ 23
How Taxation Affects You and the Funds............................... 23

ABOUT YOUR ACCOUNT
How Do I Buy Shares?................................................. 24
May I Exchange Shares for Shares of Another Fund?.................... 26
How Do I Sell Shares?................................................ 27
What Distributions Might I Receive from the Funds?................... 28
Transaction Procedures and Special Requirements...................... 28
Services to Help You Manage Your Account............................. 31

GLOSSARY
Useful Terms and Definitions......................................... 33
Appendix............................................................. 35
Corporate Bond Ratings............................................... 35







100 Fountain Parkway

P.O. Box 33030
St. Petersburg, Florida 33733-8030

1-800/DIAL BEN

ABOUT THE FUND

EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the Funds. For Growth Series, Foreign Equity Series and Emerging Markets Series, the table is based on historical expenses for the fiscal year ended December 31, 1996. For Emerging Fixed Income Markets Series, the table is based on estimated expenses, after fee reductions and expense limitations, for the current fiscal year. The Funds' actual expenses may vary. The information in the table does not reflect an administrative service fee of $5.00 per exchange for market timing or allocation service accounts.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                                                      EMERGING
                                                                                                      FIXED
                                                                            FOREIGN     EMERGING      INCOME
                                                               GROWTH       EQUITY      MARKETS       MARKETS
                                                               SERIES       SERIES      SERIES        SERIES
---------------------------------------------------------------------------------------------------------------------
     Management Fees (after fee reduction)*................... 0.70%        0.70%       1.25%         0.55%
     Other Expenses........................................... 0.17%        0.17%       0.31%         0.70%
     Total Fund Operating Expenses (after fee reduction)*..... 0.87%        0.87%       1.56%         1.25%

EXAMPLE: Assume the annual return for each Fund is 5% and operating expenses are as described above. For each $1,000 investment, you would pay the following projected expenses if you sold your shares after the number of years shown.

                                                               1 YEAR       3 YEARS     5 YEARS       10 YEARS
---------------------------------------------------------------------------------------------------------------------
     GROWTH SERIES............................................ $        9   $      28   $        48   $       107
     FOREIGN EQUITY SERIES.................................... $        9   $      28   $        48   $       107
     EMERGING MARKETS SERIES..................................  $      16   $      49   $        85   $       186
     EMERGING FIXED INCOME MARKETS SERIES.....................  $      13   $      40   $        69   $       151

     THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Funds pay their operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each Fund and are not directly charged to your account.

* THE INVESTMENT MANAGERS AND FT SERVICES HAVE AGREED IN ADVANCE TO REDUCE THEIR RESPECTIVE FEES IN ORDER TO LIMIT THE TOTAL EXPENSES OF EACH FUND TO AN ANNUAL RATE OF 1% OF AVERAGE NET ASSETS FOR GROWTH SERIES, 1% OF AVERAGE NET ASSETS FOR FOREIGN EQUITY SERIES, 1.6% OF AVERAGE NET ASSETS FOR EMERGING MARKETS SERIES, AND 1.25% OF AVERAGE NET ASSETS FOR EMERGING FIXED INCOME MARKETS SERIES THROUGH APRIL 30, 1998. IF THESE FEE REDUCTIONS ARE INSUFFICIENT TO SO LIMIT THE FUNDS' EXPENSES, FT SERVICES HAS AGREED TO MAKE CERTAIN PAYMENTS TO REDUCE THE FUNDS' EXPENSES. AFTER APRIL 30, 1998, THESE AGREEMENTS MAY END AT ANY TIME UPON NOTICE TO THE BOARD. THESE VOLUNTARY AGREEMENTS DID NOT RESULT IN ANY FEE REDUCTIONS FOR GROWTH SERIES, FOREIGN EQUITY SERIES AND EMERGING MARKETS SERIES FOR THE FISCAL YEAR ENDED DECEMBER 31, 1996. IF THIS VOLUNTARY AGREEMENT WERE NOT IN EFFECT FOR EMERGING FIXED INCOME MARKETS SERIES, THE FUND'S "MANAGEMENT FEE" AND ESTIMATED "TOTAL FUND OPERATING EXPENSES" WOULD BE 0.70% AND 1.40%, RESPECTIVELY.

FINANCIAL HIGHLIGHTS

These tables summarize the Funds' financial history. The information for Growth Series, Foreign Equity Series and Emerging Markets Series has been audited by McGladrey & Pullen, LLP, the Funds' independent auditors for the periods indicated in their reports which appear in the Funds' Annual Reports to Shareholders for the fiscal year ended December 31, 1996; the information for Emerging Fixed Income Markets Series has not been audited. The Annual Reports to Shareholders also include more information about the Funds' performance. For a free copy, please call Fund Information.


GROWTH SERIES

                                                                                         PERIOD FROM MAY 3,
                                                                                         1993 (COMMENCEMENT
                                                         YEAR ENDED DECEMBER 31           OF OPERATIONS) TO
                                                    --------------------------------
                                                       1996           1995      1994      DECEMBER 31, 1993
                                                    ---------      --------   --------   -------------------
Per Share Operating Performance

(for a share outstanding throughout the period)

Net asset value, beginning of period                $   11.86     $   10.94   $ 11.80        $10.00
                                                     ----------   ---------   --------    -----------
Income from investment operations:
     Net investment income                                .30          .27        .20           .06
     Net realized and unrealized gain (loss)             2.32         1.62       (.36)         1.94
                                                    ---------      -------   ---------     ---------
Total from investment operations                         2.62         1.89       (.16)         2.00
                                                    ---------      -------   --------     ----------
Distributions:
     Dividends from net investment income                (.29)        (.27)     (.20)         (.05)
     Dividends from net realized gains                   (.74)        (.70)     (.50)         (.15)
     Amount in excess of net realized gains              (.04)         --        --              --
                                                    ----------    ---------  ---------    ---------
Total Distributions                                     (1.07)        (.97)     (.70)         (.20)
                                                    ---------     ---------  ---------    ---------
Change in net asset value                               1.55           .92      (.86)          1.80
                                                    ---------     ---------  ---------    ---------
Net asset value, end of period                      $   13.41     $  11.86   $ 10.94      $   11.80
                                                    =========     =========  =========    =========

Total Return1                                          22.57%        17.59%   (1.32)%         20.04%

Ratios/supplemental data
Net assets, end of period (000)                      $268,158     $226,963  $194,059       $184,013
Ratio of expenses to average net assets                   .87%         .88%      .95%          1.00%/2/
Ratio of net investment income to average net assets     2.34%        2.28%     1.69%          1.19%/2/
Portfolio turnover rate                                 15.61%       30.20%    17.23%         17.32%
Average commission rate paid (per share)            $   .0242

/1/Not annualized for periods less than one year.
/2/Annualized.

FOREIGN EQUITY SERIES

                                                                                                               Period from
                                                                                                               October 18, 1990
                                                                                                               (commencement of
                                                                                                               operations)to
                                                                 YEAR ENDED DECEMBER 31                        December 31,
                                               1996        1995        1994      19931       19921    1991        1990
                                              ------       ----        ----      ------      -----    -----       ----
Per Share Operating Performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period         $ 14.04       $12.86     $13.32     $10.05   $ 10.63   $ 10.16       $10.00
                                             -------       ------     ------     ------   -------   -------       ------
Income from investment operations:
Net investment income                            .45          .31        .20        .23       .27       .31          .12
Net realized and unrealized gain (loss)         2.54         1.35       (.16)      3.19      (.41)      1.30         .04
                                                ----         ----   -   ----       ----   -  ----   --------         ---

Total from investment operations                2.99         1.66        .04       3.42      (.14)      1.61          16
                                                ----         ----        ---       ----      ----   --------  -       --

Distributions:
     Dividends from net investment income       (.45)        (.31)      (.19)      (.09)     (.24)     (.44)
     Amount  in  excess  of  net  investment    (.02)          --         --         --        --        --           --
income
     Distributions from net realized gains      (.14)        (.17)      (.31)      (.06)     (.20)     (.70)
     Amount in excess of net realized gains     (.08)          --         --         --        --                     --
                                                ----           --       ----         --        --   ---------         --
                                                                                                          --
Total distributions                             (.69)        (.48)      (.50)      (.15)     (.44)     (1.14)
                                                ----         ----       ----       ----      ----   --------

Change in net asset value                       2.30         1.18       (.46)      3.27      (.58)     .47           .16
                                                ----         ----      ----       ----        ----   ------          ---

Net asset value, end of period                $16.34       $14.04     $12.86     $13.32   $ 10.05   $ 10.63       $10.16
                                              ======       ======     ======     ======   =======   =======       ======

Total Return2                                  21.58%       13.00%      0.24%     34.03%   (1.33)%    16.13%       1.60%
Ratios/supplemental data
Net assets, end of period (000)           $2,857,591    $1,817,883  $1,093,227 $ 407,970  $  566    $ 1,181      $ 1,015


Ratio of expenses to average net assets           0.87%        0.88%      0.95%      1.03%     8.82%     9.15%        9.24%3
Ratio of expenses, net of reimbursement,  to      0.87%        0.88%      0.95%      1.00%     1.00%     1.00%        1.00%3
average net assets
Ratio of net  investment  income to  average      3.20%        2.70%      2.03%      1.73%     2.38%     2.47%        5.77%3
net assets
Portfolio turnover rate                           7.39%       20.87%      7.90%     42.79%     8.45%    76.16%       0.00%
Average commission rate paid (per share)      $   .0021


1BASED ON AVERAGE WEIGHTED SHARES OUTSTANDING.
2NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
3ANNUALIZED.

EMERGING MARKETS SERIES

                                                                                                 Period from May 3,
                                                                                                 1993 (commencement
                                                              YEAR ENDED DECEMBER 31,            of operations) to
                                                      1996         1995             1994         DECEMBER 31,  1993
                                                  -------------  -----------      -----------      ------------

                                                        ---            -----           ---             ----

Per Share Operating Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period              $      10.75   $    11.21        $ 13.22         $  10.00
                                                  ------------   --------------  -------------      ---------
Income from investment operations:
     Net investment income                                 .15          .19           .17                 .04
     Net realized and unrealized gain (loss)               1.86        (.34)        (1.65)               3.25
                                                  -------------  --------------  --------------     ---------
Total from investment operations                           2.01        (.15)        (1.48)               3.29
                                                  -------------  -------------   --------------     ---------
Distributions:
     Dividends from net investment income                 (.15)        (.17)         (.17)               (.04)
     Dividends from net realized gains                    (.16)        (.14)         (.36)               (.03)
                                                   ------------  ------------    -------------      ----------
Total Distributions                                       (.31)        (.31)         (.53)               (.07)
                                                   ------------  ------------    -------------      ----------
Change in net asset value for the period                   1.70        (.46)        (2.01)                3.22
                                                  -------------  ------------    -------------      ----------
Net asset value, end of period                    $      12.45   $     10.75      $ 11.21            $   13.22
                                                  ============   ============    =============      ==========

Total Return/1/                                         18.86%        (1.23)%      (11.39)%            32.93%

Ratios/supplemental data
Net assets, end of period (000)                    $ 1,565,537    $  798.515      $ 582,878         $ 422,433
Ratio of expenses to average net assets                   1.56%         1.52%          1.66%             1.60%\2\
Ratio of expenses, net of reimbursement, to
  average net assets                                      1.56%         1.52%          1.60%             1.60%\2\
Ratio of net investment income to average net
  assets                                                  1.56%         2.00%          1.59%             0.91%\2\
Portfolio turnover rate                                   7.92%        13.47%         12.51%             9.42%
Average commission rate paid (per share)           $    0.0019

/1/ NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
/2/ ANNUALIZED.

EMERGING FIXED INCOME MARKETS SERIES

                                                                         JUNE 4, 1997
                                                                       (COMMENCEMENT OF
                                                                       OPERATIONS) TO
                                                                       SEPTEMBER 30, 1997
                                                                        (UNAUDITED)
Per Share Operating Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period                                  $        10.00
                                                                      --------------
Income from investment operations:
     Net investment income                                                       .21
     Net realized and unrealized gain (loss)                                     .51
Total from investment operations                                                 .72
                                                                      --------------
Net asset value, end of period                                        $        10.72

Total Return/1/                                                                 7.20%

Ratios/supplemental data
Net assets, end of period (000)                                       $        2,144
     Ratio of expenses to average net assets                                    6.42%/2/
     Ratio of expenses, net of waiver, to average net assets                    1.25%/2/
     Ratio of net investment income to average net assets                       6.40%/2/
Portfolio turnover rate                                                       111.57%

/1/NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
/2/ANNUALIZED.


HOW DO THE FUNDS INVEST THEIR ASSETS?

THE FUNDS' INVESTMENT OBJECTIVES

Growth Series, Foreign Equity Series and Emerging Markets Series each seeks long-term growth of capital. Emerging Fixed Income Markets Series seeks high total return, consisting of current income and capital appreciation. The investment objective of each Fund is a fundamental policy and may not be changed without shareholder approval. Of course, there is no assurance that a Fund's objective will be achieved.

PRIMARY INVESTMENT POLICIES OF THE FUNDS

Described below are the primary investment policies of each Fund. Each of the Funds may, however, also invest in various types of securities and use various investment strategies described under the headings "Types of Securities In Which The Funds May Invest" and "Other Investment Policies Of The Funds." With the exception of investment objectives and the investment restrictions specifically identified as fundamental, all investment policies and practices described in this prospectus and in the SAI are not fundamental, meaning that the Board may change them without shareholder approval.


GROWTH SERIES. Growth Series seeks to achieve long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation, including developing nations. Although Growth Series generally invests in common stock, it may also invest in preferred stocks and certain debt securities that offer the potential for capital growth. In selecting securities for Growth Series, the Investment Manager attempts to identify those companies in various countries and industries where economic and political factors, including currency movements, are likely to produce above-average opportunities for capital appreciation.

Growth Series may invest up to 5% of its assets in warrants (excluding warrants acquired in units or attached to securities), and up to 10% of its assets in illiquid securities. Growth Series will not invest more than 5% of its total assets in any of the following: (i) debt securities rated lower than BBB by S&P or Baa by Moody's, (ii) structured investments, and (iii) securities of Russian issuers. Growth Series may borrow up to one-third of the value of its total assets and may lend portfolio securities with an aggregate market value of up to one-third of its total assets. Growth Series may purchase and sell put and call options on securities or indices, provided that (i) the value of the underlying securities on which options may be written at any one time will not exceed 25% of the Fund's total assets, and (ii) the Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets. Growth Series may enter into forward foreign currency contracts and may purchase and write put and call options on foreign currencies. For hedging purposes only, Growth Series may buy and sell financial futures contracts, stock index futures contracts, foreign currency futures contracts and options on any of these futures contracts, provided that (i) the Fund will not commit more than 5% of its total assets to initial margin deposits on futures contracts and related options, and (ii) the value of the underlying securities on which futures contracts will be written at any one time will not exceed 25% of the total assets of the Fund.

FOREIGN EQUITY SERIES. Foreign Equity Series seeks to achieve long-term capital growth through a flexible policy of investing in equity securities and debt obligations of companies and governments outside the U.S. Foreign Equity Series will invest at least 65% of its total assets in foreign equity securities, as defined below. Foreign Equity Series may also invest up to 35% of its total assets in debt securities when, in the judgment of the Investment Manager, the capital appreciation available through such investment outweighs the potential for capital growth through investment in stocks. In selecting securities for Foreign Equity Series, the Investment Manager attempts to identify those companies in various countries and industries where economic and political factors, including currency movements, are likely to produce above-average opportunities for capital appreciation.


Foreign Equity Series may invest up to 5% of its assets in warrants (excluding warrants acquired in units or attached to securities), and up to 10% of its assets in illiquid securities. Foreign Equity Series will not invest more than 5% of its total assets in any of the following: (i) debt securities rated lower than BBB by S&P or Baa by Moody's, (ii) structured investments, and (iii) securities of Russian issuers. Foreign Equity Series may borrow up to one-third of the value of its total assets and may lend portfolio securities with an aggregate market value of up to one-third of its total assets. Foreign Equity Series may purchase and sell put and call options on securities or indices, provided that (i) the value of the underlying securities on which options may be written at any one time will not exceed 25% of the Fund's total assets, and (ii) the Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets. Foreign Equity Series may enter into forward foreign currency contracts and may purchase and write put and call options on foreign currencies. For hedging purposes only, Foreign Equity
Series may buy and sell financial futures contracts, stock index futures contracts, foreign currency futures contracts and options on any of these futures contracts, provided that (i) the Fund will not commit more than 5% of its total assets to initial margin deposits on futures contracts and related options, and (ii) the value of the underlying securities on which futures contracts will be written at any one time will not exceed 25% of the total assets of the Fund.

EMERGING MARKETS SERIES. Emerging Markets Series seeks to achieve long-term capital growth by investing primarily in equity securities of issuers in countries having emerging markets. Under normal conditions at least 65% of Emerging Markets Series' total assets will be invested in equity securities of emerging market companies. Emerging Markets Series will, at all times except during defensive periods, maintain investments in at least three countries having emerging markets. The Investment Manager may, from time to time, use various methods of selecting securities for Emerging Markets Series' portfolio and may also employ and rely on independent or affiliated sources of information and ideas in connection with management of the portfolio. Emerging Markets Series may invest up to 35% of its total assets in debt securities that offer the potential for capital growth.

Emerging Markets Series seeks to benefit from economic and other developments in emerging markets. The investment objective of Emerging Markets Series reflects the belief that investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may especially benefit certain countries having emerging markets. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets of emerging market countries. Certain emerging market countries, which may be in the process of developing more market-oriented economies, may experience relatively high rates of economic growth. Other countries, although having relatively mature emerging markets, may also be in a position to benefit from local or international developments encouraging greater market orientation and diminishing governmental intervention in economic affairs.

Emerging Markets Series may invest up to 5% of its assets in warrants (excluding warrants acquired in units or attached to securities), and up to 15% of its assets in illiquid securities. Emerging Markets Series will not invest more than 5% of its total assets in any of the following: (i) debt securities rated lower than BBB by S&P or Baa by Moody's, (ii) structured investments, and (iii) securities of Russian issuers. Emerging Markets Series may borrow up to one-third of the value of its total assets and may lend portfolio securities with an aggregate market value of up to one-third of its total assets. Emerging Markets Series may purchase and sell put and call options on securities or indices, provided that (i) the value of the underlying securities on which options may be written at any one time will not exceed 25% of the Fund's total assets, and (ii) the Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets. Emerging Markets Series may enter into forward foreign currency contracts and may purchase and write put and call options on foreign currencies. For hedging purposes only, Emerging Markets Series may buy and sell financial futures contracts, stock index futures contracts, foreign currency futures contracts and options on any of these futures contracts, provided that (i) the Fund will not commit more than 5% of its total assets to initial margin deposits on futures contracts and related options, and (ii) the value of the underlying securities on which futures contracts will be written at any one time will not exceed 25% of the total assets of the Fund.

EMERGING FIXED INCOME MARKETS SERIES. Emerging Fixed Income Markets Series seeks high total return, consisting of current income and capital appreciation, by investing at least 65% of its total assets in a portfolio of "fixed income" or debt obligations of sovereign or sovereign-related entities of emerging market countries, as well as debt obligations of emerging market companies. For purposes of this restriction, the Fund uses the term "fixed income" generically to mean debt obligations of all types, including debt obligations which pay a variable or floating rate of interest as well as a fixed rate of interest. In selecting investments for Emerging Fixed Income Markets Series, the Investment Manager will draw on its experience in global investing in seeking to identify those markets and issuers around the world which are anticipated to provide the opportunity for high current income and capital appreciation. Debt securities issued in emerging markets are generally rated below investment grade. Consequently, the Fund anticipates that a substantial percentage of its assets may be invested in higher risk, lower quality debt securities, commonly known as "junk bonds." These investments are speculative in nature. See "Debt Securities" in this section and "What Are the Funds' Potential Risks?"


Emerging   Fixed   Income   Markets   Series'   investments   in   sovereign  or
sovereign-related debt obligations may consist of (i) bonds, notes, bills, debentures or other fixed income or floating rate securities issued or guaranteed by governments, governmental agencies or instrumentalities, or government owned, controlled or sponsored entities, including central banks, located in emerging market countries (including loans and participations in and assignments of portions of loans between governments and financial institutions), (ii) debt securities issued by entities organized and operated for the purpose of restructuring the investment characteristics of securities issued by any of the entities described above, including indexed or currency-linked securities, and (iii) debt securities issued by supra-national organizations such as the Asian Development Bank, the Inter-American Development Bank, and the Corporacion Andina de Fomento, among others. These securities may be issued in either registered or bearer form. Many of these securities are trading at substantial discounts to their par value and it is expected that initially a significant portion of Emerging Fixed Income Markets Series' assets will be invested in securities purchased at a discount to par value. These securities may include Brady Bonds discussed below under "Types of Securities In Which the Funds May Invest."


Emerging Fixed Income Markets Series' investments in debt obligations of private sector companies in emerging market countries will take the form of bonds, notes, bills, debentures, convertible securities, warrants, indexed or currency-linked securities, bank debt obligations, short-term paper, loan participations, loan assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging market country issuers. Emerging market country debt securities held by Emerging Fixed Income Markets Series may or may not be listed or traded on a securities exchange. Emerging Fixed Income Markets Series will not be subject to any restrictions on the maturities of the emerging market country debt securities it holds; those maturities may range from overnight to more than 30 years.

Emerging Fixed Income Markets Series may invest up to 35% of its assets in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities.

Emerging Fixed Income Markets Series may invest up to 5% of its assets in warrants (excluding warrants acquired in units or attached to securities), and up to 15% of its assets in illiquid securities. Emerging Fixed Income Markets Series will not invest more than 5% of its total assets in securities of Russian issuers. Emerging Fixed Income Markets Series may invest in debt securities rated below BBB by S&P or Baa by Moody's (or unrated debt securities determined by the Fund's Investment Manager to be of comparable quality). Emerging Fixed Income Markets Series may borrow up to one-third of the value of its total assets and may lend portfolio securities with an aggregate market value of up to one-third of its total assets. Emerging Fixed Income Markets Series may purchase and sell put and call options on securities or indices, provided that (i) the value of the underlying securities on which options may be written at any one time will not exceed 25% of the Fund's total assets, and (ii) the Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets. Emerging Fixed Income Markets Series may enter into forward foreign currency contracts and may purchase and write put and call options on foreign currencies. For hedging purposes only (including anticipatory hedges where the Investment Manager seeks to anticipate an intended shift in maturity, duration or asset allocation), Emerging Fixed Income Markets Series may buy and sell financial futures contracts, stock index futures contracts, foreign currency futures contracts and options on any of these futures contracts, provided that (i) the Fund will not commit more than 5% of its total assets to initial margin deposits on futures contracts and related options, and (ii) the value of the underlying securities on which futures contracts will be written at any one time will not exceed 25% of the total assets of the Fund. Emerging Fixed Income Markets Series may enter into swap agreements as discussed below, provided that the Fund will not enter into an agreement with any single party if the amount owed or to be received under any existing contracts with that party would exceed 5% of the Fund's assets.

TYPES OF SECURITIES IN WHICH THE FUNDS MAY INVEST

Each Fund is authorized to invest in certain of the types of securities described below.

EQUITY SECURITIES. As used in this prospectus, "equity securities" refers to common stock, preferred stock, securities convertible into common or preferred stock, warrants or rights to subscribe to or purchase such securities, and sponsored or unsponsored American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts (see "Depositary Receipts" below).

EMERGING MARKETS SECURITIES. As used in this prospectus, an "emerging market" country is any country that is generally considered to be developing or emerging by the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. Currently, the countries not in this category include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom, and the United States. In addition, as used in this prospectus, emerging market companies means (i) companies whose principal securities trading markets are in emerging market countries, as defined above, (ii) companies that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries, or (iii) companies organized under the laws of, and with principal offices in, emerging market countries.

DEBT SECURITIES. Each of the Funds may invest a portion of its assets in debt securities including bonds, notes, debentures, commercial paper, certificates of deposit, time deposits and bankers' acceptances, and which may include structured investments. The Funds are not limited as to the type of debt securities in which they may invest. For example, bonds may include Eurobonds, Global Bonds, Yankee Bonds, bonds sold under SEC Rule 144A, restructured external debt such as Brady Bonds as well as restructured external debt that has not undergone a Brady-style debt exchange, or other types of instruments structured or denominated as bonds. Issuers of debt securities may include the U.S. government, its agencies or instrumentalities; a foreign sovereign government, its agencies or instrumentalities; supra-national organizations; U.S. or foreign corporations; and U.S. or foreign banks, savings and loan associations, and bank holding companies.

Debt securities purchased by the Funds may be rated C or better by S&P or Moody's or, if unrated, of comparable quality as determined by each Fund's Investment Manager. As an operating policy, which may be changed by the Board without shareholder approval, each Fund except Emerging Fixed Income Markets Series will limit its investment in debt securities rated below BBB by S&P or Baa by Moody's (or unrated debt securities determined by a Fund's Investment Manager to be of comparable quality) to 5% of its total assets. The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a different level of investment in high risk, lower quality debt securities would be consistent with the interests of the Funds and their shareholders. Debt securities rated C by Moody's are the lowest rated class of bonds and may be regarded as having extremely poor prospects of ever attaining any real investment standing. Debt securities rated C by S&P are typically subordinated to senior debt which is vulnerable to default and is dependent on favorable conditions to meet timely payment of interest and repayment of principal.

Commercial paper purchased by the Funds will meet the credit quality criteria set forth under "How Do the Funds Invest Their Assets?" in the SAI. Certain debt securities can provide the potential for capital appreciation based on various factors such as changes in interest rates, economic and market conditions, improvement in an issuer's ability to repay principal and pay interest, and ratings upgrades. Each of the Funds may invest in debt or preferred securities which have equity features, such as conversion or exchange rights, or which carry warrants to purchase common stock or other equity interests. Such equity features enable the holder of the bond or preferred security to benefit from increases in the market price of the underlying equity.

BRADY BONDS AND OTHER SOVEREIGN-RELATED DEBT. Emerging Fixed Income Markets Series may invest a portion of its assets in certain debt obligations customarily referred to as "Brady Bonds," which are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay, and Venezuela (collectively, the "Brady Countries"). In addition, some countries have reached an agreement in principle to restructure their bank debt according to a Brady Plan and other countries are expected to negotiate similar restructurings in the future. In some cases countries have restructured their external bank debt into new loans or promissory notes.

Brady Bonds have been issued relatively recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are dollar-denominated) and they have been actively traded in the over-the-counter secondary market.

Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds which have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable  interest  rate at that time and is  adjusted  at  regular  intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity;
(ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative.

LOAN PARTICIPATIONS AND ASSIGNMENTS. Emerging Fixed Income Markets Series may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a sovereign, sovereign-related or corporate entity and one or more financial institutions ("Lenders"). Emerging Fixed Income Markets Series may invest in such Loans in the form of participations ("Participations") in Loans and assignments ("Assignments") of all or a portion of Loans from third parties. Participations typically will result in Emerging Fixed Income Markets Series having a contractual relationship only with the Lender, not with the borrower. Emerging Fixed Income Markets Series will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, Emerging Fixed Income Markets Series generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and Emerging Fixed Income Markets Series may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, Emerging Fixed Income Markets Series will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, Emerging Fixed Income Markets Series may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Emerging Fixed Income Markets Series will acquire Participations only if the Lender interpositioned between Emerging Fixed Income Markets Series and the borrower is determined by its Investment Manager to be creditworthy. When Emerging Fixed Income Markets Series purchases Assignments from Lenders, Emerging Fixed Income Markets Series will acquire direct rights against the borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender.

Emerging  Fixed  Income  Markets  Series  may  have   difficulty   disposing  of
Assignments and Participations. Because the market for such instruments is not highly liquid, Emerging Fixed Income Markets Series anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market will have an adverse impact on the value of such instruments and on the ability of Emerging Fixed Income Markets Series to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

STRUCTURED INVESTMENTS. Included among the issuers of emerging market country debt securities in which the Funds may invest are entities organized and operated solely for the purpose of restructuring the investment characteristics of various securities. These entities are typically organized by investment banking firms which receive fees in connection with establishing each entity and arranging for the placement of its securities. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as Brady Bonds) and the issuance by that entity of one or more classes of securities ("structured investments") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured investments to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions; the extent of the payments made with respect to structured investments is dependent on the extent of the cash flow on the underlying instruments. Because structured investments of the type in which the Funds anticipate investing typically involve no credit enhancement, their credit risk will generally be equivalent to that of the underlying instruments.

The Funds are permitted to invest in a class of structured investments that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured investments typically have higher yields and present greater risks than unsubordinated structured investments. Because the right of payment of subordinated structured investments is subordinated to the right of payment of another class, subordinated structured investments bear an increased risk of non-payment or decreased payments in the event of a decrease in the cash flow of the underlying securities. Although the purchase of subordinated structured investments would have a similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the limitations placed on the extent of assets that may be used for borrowing activities. See "Other Investment Policies of the Funds - Borrowing."

Certain issuers of structured investments may be deemed to be "investment companies" as defined in the 1940 Act. As a result, a Fund's investment in these structured investments may be limited by the restrictions contained in the 1940 Act. Structured investments are typically sold in private placement transactions, and there currently is no active trading market for structured investments. Each of the Funds, except Emerging Fixed Income Markets Series, will limit its investment in structured investments to 5% of its total assets.

FORWARD FOREIGN CURRENCY CONTRACTS AND OPTIONS ON FOREIGN SECURITIES. The Funds will normally conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

The Funds will generally not enter into forward contracts with terms of greater than one year. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. The Funds will generally enter into forward contracts under two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock" in the U.S. dollar price of the security in relation to another currency by entering into a forward contract to buy the amount of foreign currency needed to settle the transaction. Second, when a Fund's Investment Manager believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as "cross-hedging." A Fund's forward transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. The Funds have no specific limitation on the percentage of assets they may commit to forward contracts, subject to their stated investment objectives and policies, except that a Fund will not enter into a forward contract if the amount of assets set aside to cover the contract would impede portfolio management or the Fund's ability to meet redemption requests. Although forward contracts will be used primarily to protect the Funds from adverse currency movements, they also involve the risk of loss in the event that anticipated currency movements will not be accurately predicted.

The Funds may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign currency denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Funds are traded on U.S. and foreign exchanges or over-the-counter.

WARRANTS. A warrant is typically a long-term option issued by a corporation that gives the holder the privilege of buying a specified number of shares of the underlying common stock at a specified exercise price at any time on or before the expiration date. Stock index warrants entitle the holder to receive, upon exercise, an amount in cash determined by reference to fluctuations in the level of a specified stock index. If a Fund does not exercise or dispose of a warrant before its expiration, it will expire worthless.

COMMON AND PREFERRED CONVERTIBLE SECURITIES. Convertible securities are, in general, debt obligations or preferred stocks that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like common stock, the value of a convertible security tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

DEPOSITARY RECEIPTS. The Funds may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "depositary receipts"). ADRs are depositary receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Funds' investment policies, the Funds' investments in depositary receipts will be deemed to be investments in the underlying securities.

OTHER INVESTMENT POLICIES OF THE FUNDS

Each Fund is authorized to engage in certain investment techniques and strategies. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by the Funds in some of the markets in which the Funds will invest and may not be available for extensive use in the future.

TEMPORARY INVESTMENTS. For temporary defensive purposes, each Fund may invest up to 100% of its total assets in the following money market securities, denominated in U.S. dollars or in the currency of any foreign country, issued by entities organized in the United States or any foreign country: short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by the U.S. government or the governments of foreign countries, their agencies or instrumentalities; finance company and corporate commercial paper, and other short-term corporate obligations, in each case rated Prime-1 by Moody's or A or better by S&P or, if unrated, of comparable quality as determined by each Fund's Investment Manager; obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks having total assets in excess of $1 billion; and repurchase agreements with banks and broker-dealers with respect to such securities. In addition, for temporary defensive purposes, each Fund may invest up to 25% of its total assets in obligations (including certificates of deposit, time deposits and bankers' acceptances) of U.S. and foreign banks; provided that a Fund will limit its investment in time deposits for which there is a penalty for early withdrawal to 10% of its total assets.

CONCENTRATION AND DIVERSIFICATION. Each Fund reserves the right to invest more than 25% of its assets in any one country, but will not invest more than 25% of its total assets in any one industry (excluding the U.S. government). Under normal circumstances, each Fund will invest at least 65% of its assets in issuers domiciled in at least three different nations (one of which may be the United States). Each Fund, except Emerging Fixed Income Markets Series, may invest no more than 5% of its total assets in securities issued by any one company or government, exclusive of U.S. government securities.

REPURCHASE  AGREEMENTS.  When a Fund  acquires a security  from a U.S. bank or a registered broker-dealer, it may simultaneously enter into a repurchase agreement, wherein the seller agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed-upon rate of return, which is not tied to the coupon rate on the underlying security. Under the 1940 Act, repurchase agreements are considered to be loans collateralized by the underlying security and therefore will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in its ability to dispose of the underlying security and might incur a loss if the value of the security declines, as well as incur disposition costs in liquidating the security.

BORROWING. Each Fund may borrow up to one-third of the value of its total assets from banks to increase its holdings of portfolio securities, to meet redemption requests, to pay expenses or for other temporary needs. Under the 1940 Act, a Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of a Fund's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received or capital appreciation realized from the securities purchased with borrowed funds.

LOANS OF PORTFOLIO SECURITIES. Each Fund may lend to broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets to generate income. Such loans must be secured by collateral (consisting of any combination of cash, U.S. government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. A Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. A Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to retain any voting rights with respect to the securities. Loans of portfolio securities involve the risk of default by the counter-party to the loan transaction, which could involve delay or difficulty in a Fund's exercise of its right to realize upon the collateral for such loans, as well as transaction costs.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Fund may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a when-issued or delayed delivery basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Funds will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but may sell them before the settlement date to attempt to "lock" in gains or avoid losses, or if otherwise deemed advisable by the Investment Manager.

Purchasing a security on a when-issued or delayed delivery basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, and therefore there could be an unrealized loss at the time of delivery. In addition, while an issuer of when-issued securities has made a commitment to issue the securities as of a specified future date, there can be no assurance that the securities will be issued and that the trade will settle. In the event settlement does not occur, any appreciation in the value of the when-issued security would be lost, including the amount of any appreciation "locked" in by the sale of an appreciated security prior to settlement. Each Fund will establish a segregated account in which it will maintain liquid assets in an amount at least equal in value to the Fund's net commitments to purchase securities on a when-issued or delayed delivery basis. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

OPTIONS ON SECURITIES OR INDICES. In order to hedge against market shifts, each Fund may purchase put and call options on securities or securities indices. In addition, each Fund may seek to generate income to offset operating expenses and/or may hedge a portion of its portfolio investments through writing (i.e., selling) covered put and call options. Options purchased or written by the Funds will be traded on United States and foreign exchanges or in the over-the-counter markets. An option on a security is a contract that permits the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index permits the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

A Fund may write a call or put option only if the option is "covered." This means that so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the call, or hold a call at the same exercise price, for the same exercise period, and on the same securities as the written call. A put is covered if a Fund maintains liquid assets with a value equal to the exercise price in a segregated account, or holds a put on the same underlying securities at an equal or greater exercise price. The value of the underlying securities on which options may be written at any one time will not exceed 25% of the total assets of a Fund. A Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

FUTURES CONTRACTS. For hedging purposes only (including anticipatory hedges where the Investment Manager seeks to anticipate an intended shift in maturity, duration or asset allocation), the Funds may buy and sell covered financial futures contracts, stock index futures contracts, foreign currency futures contracts and options on any of the foregoing. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date. When a Fund enters into a futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. In addition, when a Fund enters into a futures contract, it will segregate assets or "cover" its position in accordance with the 1940 Act. See "How Do the Funds Invest Their Assets? - Futures Contracts" in the SAI.

A Fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts and related options. The value of the underlying securities on which futures contracts will be written at any one time will not exceed 25% of the total assets of a Fund.

SWAP AGREEMENTS. Emerging Fixed Income Markets Series may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. Emerging Fixed Income Markets Series' obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Emerging Fixed Income Markets Series' obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, or high grade debt obligations, to avoid any potential leveraging of the Fund's portfolio. Emerging Fixed Income Markets Series will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

Whether Emerging Fixed Income Markets Series' use of swap agreements will be successful in furthering its investment objective will depend on the ability of the Investment Manager correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, Emerging Fixed
Income Markets Series bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Investment Manager will cause Emerging Fixed Income Markets Series to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds' repurchase agreement guidelines. Certain restrictions imposed on Emerging Fixed Income Markets Series by the Code may limit its ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market and the laws relating to swaps, including potential government regulation, could adversely affect Emerging Fixed Income Markets Series' ability to terminate existing swap agreements, to realize amounts to be received under such agreements, or to enter into swap agreements, or could have tax consequences. See "Additional
Information on Distributions and Taxes" in the SAI for more information regarding the tax considerations relating to swap agreements.

CLOSED-END AND OPEN-END INVESTMENT COMPANIES. Some countries have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In accordance with the 1940 Act, each Fund may invest up to 10% of its total assets in securities of closed-end investment companies which invest principally in securities in which that Fund is authorized to invest. This restriction on investment in securities of closed-end investment companies may limit opportunities for a Fund to invest indirectly in certain emerging markets. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. Investment by a Fund in shares of closed-end investment companies would involve duplication of fees, in that shareholders would bear both their proportionate share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies. Emerging Fixed Income Markets Series may invest in open-end investment companies as well, subject to the above restrictions, and subject to a maximum of 10% of its total assets in closed and open-end funds combined.

PORTFOLIO TURNOVER. Growth Series, Foreign Equity Series and Emerging Markets Series each invests for long-term growth of capital and does not intend to place emphasis upon short-term trading profits. Accordingly, each of these Funds expects to have a portfolio turnover rate of less than 50%. The Investment Manager may engage in short-term trading in the portfolio of Emerging Fixed Income Markets Series when such trading is considered consistent with the Fund's investment objective. Also, a security may be sold and another of comparable quality simultaneously purchased to take advantage of what the Investment Manager believes to be a temporary disparity in the normal yield relationship between the two securities. As a result of its investment policies, under certain market conditions, the portfolio turnover rate of Emerging Fixed Income Markets Series may be higher than that of other mutual funds, and is expected to be between 400% and 500%. Because a higher turnover rate increases transaction costs and may increase capital gains, the Investment Manager carefully weighs the anticipated benefits of short-term investment against these consequences.

ILLIQUID INVESTMENTS. Growth Series' and Foreign Equity Series' policy is not to invest more than 10% of net assets, at the time of purchase, in illiquid securities. Emerging Markets Series' and Emerging Fixed Income Markets Series' policy is not to invest more than 15% of net assets, at the time of purchase, in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which a Fund has valued them.

The Investment Managers, based on a continuing review of the trading markets, may consider certain restricted securities which may otherwise be deemed to be illiquid, that are offered and sold to "qualified institutional buyers," to be liquid. The Board has adopted guidelines and delegated to the Investment
Managers the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will oversee and be ultimately responsible for the determinations. If the Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in a Fund may be increased if qualified institutional buyers become uninterested in purchasing these securities or the market for these securities contracts.

OTHER POLICIES AND RESTRICTIONS. Each Fund has a number of additional investment restrictions that limit its activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about each Fund's investment policies, please see "How Do the Funds Invest Their Assets?" and "Investment Restrictions" in the SAI.

Each Fund's policies and restrictions discussed in this prospectus and in the SAI are considered at the time the Fund makes an investment. The Funds are generally not required to sell a security because of a change in circumstances.

WHAT ARE THE FUNDS' POTENTIAL RISKS?

Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Funds, nor can there be any assurance that a Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Funds can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Funds' portfolio securities, including general economic conditions and market factors. Additionally, investment decisions made by the Investment Managers will not always be profitable or prove to have been correct. In addition to the factors which affect the value of individual securities, a shareholder may anticipate that the value of the shares of the Funds will fluctuate with movements in the broader equity and bond markets, as well. A decline in the stock market of any country in which a Fund is invested in equity securities may also be reflected in declines in the price of the shares of the Fund. Changes in prevailing rates of interest in any of the countries in which a Fund is invested in fixed income securities will likely affect the value of such holdings and thus the value of Fund shares. Increased rates of interest which frequently accompany inflation and/or a growing economy are likely to have a negative effect on the value of a Fund's shares. In addition, changes in currency valuations will affect the price of the shares of a Fund. History reflects both decreases and increases in stock markets and interest rates in individual countries and throughout the world and in currency valuations, and these may occur unpredictably in the future. The Funds are not intended as a complete investment program.


FOREIGN INVESTMENTS. The Funds have the right to purchase securities in any foreign country, developed or underdeveloped. Investors should consider carefully the risks associated with investing in foreign securities, which are in addition to the usual risks inherent in domestic investments. These risks are often heightened for investments in developing markets. See "What Are the Funds' Potential Risks?" in the SAI. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock market movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations. Some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the U.S. Foreign companies are not generally subject to uniform accounting or financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. The Funds may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts.


As a non-fundamental policy, each Fund will limit its investments in Russian securities to 5% of its total assets. Russian securities involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime in the Russian economic system, delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody. Russia's system of share registration and custody creates certain risks of loss (including the risk of total loss) that are not normally associated with investments in other securities markets. These risks and other risks associated with the Russia securities market are discussed more fully in the SAI under the caption "What Are the Funds' Potential Risks?" and investors should read this section in detail.

Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Foreign securities markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. There is an increased risk, therefore, of uninsured loss due to lost, stolen, or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S. For a discussion of special risks, see "What Are the Funds' Potential Risks?" in the SAI. Prior governmental approval of non-domestic investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Funds could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.


On July 1, 1997, Hong Kong reverted to the sovereignty of China. As with any major political transfer of power, this could result in political, social, economic, market or other developments in Hong Kong, China or other countries that could affect the value of a Fund's investments.

FOREIGN CURRENCY EXCHANGE. The Funds may effect currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when a Fund converts assets from one currency to another. Further, the Funds may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations. Cross-hedging transactions by the Funds involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability that is the subject of the hedge.

SMALL COMPANY STOCKS. The Funds may purchase securities issued by companies with comparatively smaller capitalization although the Funds do not emphasize smaller companies. Securities of smaller capitalization companies involve additional risks. For example, smaller capitalization issuers include relatively new or unseasoned companies which are in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Historically, smaller capitalization stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these securities are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for these stocks, and the greater sensitivity of small companies to changing economic conditions. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. You should therefore expect the shares of a fund that invests a substantial portion of its assets in small company stocks to be more volatile than the shares of a fund that invests solely in larger capitalization stocks.

EMERGING FIXED INCOME MARKETS SERIES--A NON-DIVERSIFIED FUND. Emerging Fixed Income Markets Series is a "non-diversified" Fund, which means the Fund is not limited in the proportion of its assets that may be invested in the securities of a single issuer. However, Emerging Fixed Income Markets Series intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Code, which generally will relieve the Fund of any liability for Federal income tax to the extent its earnings are distributed to shareholders. See "How Taxation Affects You and the Funds." To so qualify, among other requirements, Emerging Fixed Income Markets Series will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer. Emerging Fixed Income Markets Series' investments in U.S. government securities are not subject to these limitations. Because Emerging Fixed Income Markets Series, as a non-diversified fund, may invest in a smaller number of individual issuers than a diversified investment company, and may be more susceptible to any single economic, political or regulatory occurrence, an investment in the Fund may present greater risk to an investor than an investment in a diversified fund.

HIGH-RISK DEBT SECURITIES. The Funds are authorized to invest in medium quality or high-risk, lower quality debt securities (see "Types of Securities In Which the Funds May Invest - Debt Securities"). High-risk, lower quality debt securities, commonly known as junk bonds, are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. Unrated debt securities are not necessarily of lower quality than rated securities but they may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by a Fund's Investment Manager to insure, to the extent possible, that the planned investment is sound. The Funds may, from time to time, purchase defaulted debt securities if, in the opinion of a Fund's Investment Manager, the issuer may resume interest payments in the near future. A Fund will not invest more than 10% of its total assets in defaulted debt securities, which may be illiquid.


Although they may offer higher yields than do higher rated securities, low rated and unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish a Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low rated or unrated debt securities may also make it more difficult for a Fund to obtain accurate market quotations for the purposes of valuing the Fund's portfolio. Market quotations are generally available on many low rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities, and the ability of a Fund to achieve its investment objective may, to the extent of investment in low rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher rated securities.

Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek recovery.


Based upon the monthly weighted average ratings of debt securities held by Emerging Fixed Income Markets Series during the period from commencement of operations (June 4,1997) to September 30, 1997, the Series had 100% of its total assets invested in debt securities that received a rating from Moody's and/or S & P, and 0% of its total assets invested in debt securities that were not so rated. Emerging Fixed Income Markets Series had the following weighted average percentages of its total assets invested in rated securities: AAA and/or Aaa:
10.6%, BBB and/or Baa: 3.6%, BB and/or Ba: 58.0%, and B: 27.8%.

LEVERAGE. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts and related options is subject to special risk considerations. A liquid secondary market for any futures or options contract may not be available when a futures or options position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or foreign currency on which the futures or options contract is based and movements in the securities or currency in a Fund's portfolio. Successful use of futures or options contracts is further dependent on the ability of a Fund's Investment Manager to correctly predict movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct. Successful use of options on securities or stock indices is subject to similar risk considerations. In addition, by writing covered call options, a Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price.


There are further risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described elsewhere in this prospectus and in the SAI.

WHO MANAGES THE FUNDS?

THE BOARD. The Board oversees the management of the Funds and elects their officers. The officers are responsible for the Funds' day-to-day operations.


INVESTMENT MANAGERS. The Investment Manager of Growth Series and Foreign Equity Series is Templeton Investment Counsel, Inc. ("TICI"). The Investment Manager of Emerging Markets Series is Templeton Asset Management Ltd. -Hong Kong Branch ("TAML"). The Investment Manager of Emerging Fixed Income Markets Series is Templeton Global Bond Managers ("TGBM"), a division of TICI. The Investment Managers manage the Funds' assets and make their investment decisions. TICI and TAML are wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, the Investment Managers and their affiliates manage over $212 billion in assets. The Templeton organization has been investing globally since 1940. The Investment Managers and their affiliates have offices in Argentina, Australia, Bahamas, Canada, France, Germany, Hong Kong, India, Italy, Korea, Luxembourg, Poland, Russia, Singapore, South Africa, Taiwan, United Kingdom, U.S., and Vietnam. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Funds' Code of Ethics.

PORTFOLIO MANAGEMENT. The lead portfolio manager for Growth Series and Foreign Equity Series since 1996 is Gary P. Motyl, an executive vice president of TICI. Mr. Motyl holds a BS degree in finance from Lehigh University and an MBA in finance from Pace University. He is a Chartered Financial Analyst. Prior to joining the Templeton organization in 1981, Mr. Motyl worked from 1974 to 1979 as a security analyst with Standard & Poor's Corporation and as a research analyst and portfolio manager from 1979 to 1981 with Landmark First National Bank, where he had responsibility for equity research and managed several pension and profit-sharing plans. Mark Beveridge, Gary R. Clemons and Edward Ramos exercise secondary portfolio management responsibilities with respect to Growth Series and Foreign Equity Series. Mr. Beveridge is a senior vice president of TICI. He holds a BBA in finance from the University of Miami. He is a Chartered Financial Analyst and a Chartered Investment Counselor, and a member of the South Florida Society of Financial Analysts and the International Society of Financial Analysts. Before joining the Templeton organization in 1985 as a security analyst, Mr. Beveridge was a principal with a financial accounting software firm based in Miami, Florida. He is currently a portfolio manager with research responsibilities for appliances and household durables, industrial components, waste management and business and public services. He also has market coverage of Argentina. Mr. Clemons is a senior vice president of TICI. He holds a BS degree from the University of Nevada-Reno and an MBA with emphases in finance and investment banking from the University of Wisconsin-Madison. He joined TICI in 1993. Prior to that time he was a research analyst at Templeton Quantitative Advisors, Inc. in New York, where he was also responsible for management of a small capitalization fund. As a research analyst with Templeton, Mr. Clemons has responsibility for the telecommunications industry and country coverage of Columbia, Peru, Sweden and Norway. Mr. Ramos is vice president of TICI. He holds a BS in finance from Lehigh University and an MBA with emphases in finance, accounting and international business from The Columbia Graduate School of Business. Prior to joining the Templeton organization in 1993, Mr. Ramos worked as assistant to the chief investment officer of Prudential Equity Management Association. He is currently a portfolio manager and research analyst with responsibility for the merchandising, finance and brokerage service industries as well as country coverage of Turkey, Egypt and Israel.


The lead portfolio manager for Emerging Markets Series since its inception is Dr. J. Mark Mobius. Dr. Mobius is managing director of TAML. In addition, Dr. Mobius serves as a director and/or officer of many of the funds in the Franklin Templeton Group of Funds and many investment advisory subsidiaries of Resources. He holds a BA in Fine Arts from Boston University, an MA in Mass Communications from Boston University, and a Ph.D. in Economics from the Massachusetts Institute of Technology. Prior to joining the Templeton organization in 1987, Dr. Mobius was president of the International Investment Trust Company Limited (investment manager of Taiwan R.O.C. Fund) (1986-1987) and a director of Vickers da Costa, Hong Kong (an international securities firm) (1983-1986). Dr. Mobius began working in Vickers da Costa's Hong Kong office in 1980 and moved to Taiwan in 1983 to open the firm's office there and to direct operations in India, Indonesia, Thailand, the Philippines, and Korea. Messrs. Allan Lam and Tom Wu exercise secondary portfolio management responsibilities with respect to
Emerging Markets Series. Mr. Lam holds a BA in Accounting from Rutgers University. Prior to joining the Templeton organization in 1987, he worked as an auditor with two international accounting firms in Hong Kong: Deloitte Haskins & Sells CPA and KPMG Peat Marwick CPA. Mr. Wu is a director of TAML. He holds a BSS in economics from the University of Hong Kong and an MBA in Finance from the University of Oregon. Prior to joining the Templeton organization in 1987, Mr. Wu worked as an investment analyst, specializing in Hong Kong companies, with Vickers da Costa.

The portfolio managers of the Emerging Fixed Income Markets Series since its inception are Neil S. Devlin, Ronald A. Johnson and Umran Demirors. Mr. Devlin is the chief investment officer and executive vice president of TGBM. He holds a BA in economics and philosophy from Brandeis University and is a Chartered Financial Analyst. Before joining the Templeton organization in 1987, he was a portfolio manager and bond analyst with Constitution Capital Management of Boston. Prior to that, Mr. Devlin was a bond trader and research analyst for the Bank of New England. Mr. Devlin currently directs investment strategies in both the developed and emerging fixed income markets. He also manages numerous Franklin Templeton mutual funds as well as corporate pension accounts. Dr. Johnson is vice president of TGBM. He holds a PhD and an MA in economics from Stanford University, and an MBA in finance and a BA in economics from Adelphi University. Prior to joining the Templeton organization in 1995, Dr. Johnson was chief strategist and head of research for JPBT Advisers, Inc. in Miami. Before joining JPBT Advisers Inc., he was chief economist and head of research at Vestrust Asset Management Corporation in Miami. In addition, Dr. Johnson has held several positions at the Federal Reserve Bank of New York, including chief of the Domestic Financial Markets Division. Currently, Dr. Johnson co-directs the fixed income research process and manages several emerging markets fixed income portfolios. Dr. Demirors is vice president of TGBM. He holds a PhD and an MA in economics from New York University, and a BA in economics from Bursa Academy of Economics and Business Administration in Turkey. Prior to joining the Templeton organization in 1996, Dr. Demirors was a principal and portfolio manager for Socimer Advisory Inc. in New York. Before joining Socimer Advisory Inc., Dr. Demirors was the head of research and strategy at Vestcor Partners Group in Miami. Currently, Dr. Demirors co-directs the fixed income process and manages several emerging markets fixed income portfolios.

MANAGEMENT FEES. During the fiscal year ended December 31, 1996, management fees as a percentage of each Fund's average net assets were as follows: Foreign Equity Series, 0.70%; Growth Series, 0.70%; Emerging Markets Series, 1.25%. The Investment Managers voluntarily agreed to reduce their fees in order to limit total expenses of the Funds. This voluntary agreement did not result in any management fee reductions for the Funds. After April 30, 1998, these agreements may end at any time upon notice to the Board. Total expenses of the Funds during the fiscal year ended December 31, 1996, including fees paid to the Investment Managers, were as follows: Foreign Equity Series, 0.87%; Growth Series, 0.87%; Emerging Markets Series, 1.56%. Emerging Fixed Income Markets Series had not commenced operations as of December 31, 1996.

Emerging Fixed Income Markets Series pays its own operating expenses. These expenses include the Investment Manager's management fees; taxes, if any; custodian, legal, and auditing fees; the fees and expenses of Board members who are not members of, affiliated with, or interested persons of the Investment Manager; fees of any personnel not affiliated with the Investment Manager; insurance premiums; trade association dues; expenses of obtaining quotations for calculating the Fund's Net Asset Value; and printing and other expenses that are not expressly assumed by the Investment Manager. Under its management agreement, the Fund pays the Investment Manager a management fee equal on an annual basis to 0.70% of its average daily net assets. The fee is computed at the close of business on the last business day of each month.

PORTFOLIO TRANSACTIONS. The Investment Managers try to obtain the best execution on all transactions. If an Investment Manager believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of shares of a Fund, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How Do the Funds Buy Securities For their Portfolios?" in the SAI for more information.

ADMINISTRATIVE SERVICES. FT Services (and, prior to October 1, 1996, Templeton Global Investors, Inc.) provides certain administrative services and facilities for the Funds. For its services, the Company pays the Administrator a monthly fee equivalent on an annual basis to 0.15% of combined average daily net assets of the Funds during the year, reduced to 0.135% of such net assets of $200 million, further reduced to 0.10% of such net assets in excess of $700 million, and further reduced to 0.075% of such net assets in excess of $1,200 million. Please see "Investment Management and Other Services" in the SAI for more information.


HOW DO THE FUNDS MEASURE PERFORMANCE?


From time to time, the Funds advertise their performance. The most commonly used measure of performance is total return. Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested.


The Funds' investment results will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how each Fund calculates its performance figures, please see "How Do the Funds Measure Performance?" in the SAI.


HOW IS THE COMPANY ORGANIZED?

Each of the Funds, with the exception of the Emerging Fixed Income Markets Series, is a diversified series of the Company, which is an open-end management investment company, commonly called a mutual fund. The Emerging Fixed Income Markets Series is a non-diversified series of the Company. The Company was organized as a Maryland corporation on July 6, 1990, and is registered with the SEC. Each share of the Funds has one vote. All shares have equal voting, participation and liquidation rights. Shares of the Funds are considered Class I shares for redemption, exchange and other purposes. In the future, the Funds may offer additional classes of shares. As of September 30, 1997, Princeton Theological Seminary owned 61% of the outstanding shares of Growth Series; and Templeton Global Investors, Inc. owned 100% of the outstanding shares of Emerging Fixed Income Markets Series.


The Funds have noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

The Funds do not intend to hold annual shareholder meetings. The Company or a Fund may hold special meetings, however, for matters requiring shareholder approval. The Funds will call a special meeting of shareholders for the purpose of considering the removal of a Board member if requested in writing to do so by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.

HOW TAXATION AFFECTS YOU AND THE FUNDS

The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Funds and their shareholders, see "Additional Information on Distributions and Taxes" in the SAI.

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Code. A regulated investment company generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders.

The Funds intend to distribute to shareholders substantially all of their net investment income and net realized capital gains, which generally will be taxable income or capital gains in their hands. If a Fund experiences losses from certain investments or positions denominated in foreign currency, the ordinary income distributable to you may decrease and amounts distributed to you may constitute a non-taxable return of capital. If a distribution is treated as a return of capital, your tax basis in your Fund shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Fund shares will be treated as capital gain. Similarly, certain foreign currency gains realized by a Fund may increase the amount of ordinary income distributable to you.

Distributions declared in October, November or December to shareholders of record on a date in such month and paid during the following January will be treated as having been received by shareholders on December 31 in the year such distributions were declared. The Funds will inform you each year of the amount and nature of such income or gains. Sales or other dispositions of Fund shares generally will give rise to taxable gain or loss.

ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

Shares of the Funds may be purchased at net asset value without a sales charge through any broker that has a dealer agreement with Distributors, the Principal Underwriter of the shares of the Funds, or directly from Distributors, upon receipt by Distributors of an Institutional Account Application Form and payment. Distributors may establish minimum requirements with respect to amount of purchase.

MINIMUM INVESTMENT

There is a minimum initial investment of $5 million ($25 for subsequent investments) for all investors except the following:

(a) Employer stock, bonus, pension or profit-sharing plans that meet the requirements for qualification under Section 401(k) of the Code, are subject to no minimum initial investment if the number of employees is equal to or greater than 200. Plans with less than 200 employees are subject to a $1 million initial investment or an investment of $1 million over the subsequent 13-month period in the Funds or any other funds in the Franklin Templeton Group of Funds;

(b) Trust companies or bank trust departments exercising exclusive discretionary investment authority over funds which are held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies, bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion are subject to a $1 million initial investment or an investment of $1 million over the subsequent 13-month period in the Funds or any other funds in the Franklin Templeton Group of Funds. Trust companies and bank trust departments making such purchases may be required to register as dealers pursuant to state law; or

(c) Government, municipalities and other tax-exempt entities that meet the requirements for qualification under Section 501 of the Code are subject to an initial investment in the Funds of $1 million.

(d) Service agents and broker dealers who have entered into an agreement with Distributors may purchase shares of the Funds for clients of associated registered investment advisors participating in fee-based programs until May 31, 1997. After this date, additional purchases of a Fund may be made only for clients who already own or hold shares of that Fund.

LETTER OF INTENT

An initial investment of less than $5 million may be made if the investor executes a Letter of Intent ("Letter") which expresses the investor's intention to invest at least $5 million within a 13-month period in the Franklin Templeton Group of Funds, including at least $1 million in the Funds. See the Institutional Account Application Form. The minimum initial investment under a Letter is $1 million. If the investor does not invest at least $5 million in shares of the Funds or other funds in the Franklin Templeton Group of Funds within the 13-month period, the shares actually purchased will be involuntarily redeemed and the proceeds sent the investor at the address of record. Any redemptions made by the shareholder during the 13-month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the Letter have been completed.

GROUP PURCHASES

Any other investor, including a private investment vehicle such as a family trust or foundation, who is a member of a qualified group may also purchase shares of the Funds if the group as a whole meets the minimum initial investment of $5 million, at least $1 million of which is invested or to be invested in the Funds. The minimum initial investment is based upon the aggregate dollar value of shares previously purchased and still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (i) has formalized operations which have been in existence for more than six months, (ii) has a purpose other than acquiring Fund shares, and (iii) satisfies uniform criteria, such as centralized accounting and communications, which enable Distributors to realize economies of scale in its costs of distributing shares.

PURCHASES BY TELEPHONE. Shares of the Funds may be purchased for existing accounts by telephone, and paid for by wire, in the following manner:

  1. Call Institutional Services at 1-800/321-8563 or 1-415/312-3600 to advise of the intention to wire funds for investment. The call must be received prior to 4:00 p.m. Eastern time to receive that day's price. Each Fund will supply a wire control number for the investment. It is necessary to obtain a new wire control number every time money is wired into an account in a Fund. Wire control numbers are effective for one transaction only and cannot be used more than once. Wired money which is not properly identified with a currently effective wire control number will be returned to the bank from which it was wired and will not be credited to the shareholder's account.

  2. On the next business day, wire funds to Bank of America, ABA Routing No. 121000358, for credit to account no. 1493304779. Be sure to include the wire control number, the investor's Franklin or Templeton account number and account registration. Wired funds received by the bank and reported by the bank to the Funds by the close of the Federal Reserve Wire System are available for credit on that day. Later wires are credited the following business day. In order to maximize efficient Fund management, investors are urged to place and wire their investments as early in the day as possible.

If the purchase is not for an existing account, identify the Fund in which the investment is being made and send a

PURCHASES BY MAIL. Shares of the Funds may be purchased by mail, and paid for by check, Federal Reserve draft or negotiable bank draft in the following manner:

1. For an initial investment, send a completed Institutional Account Application Form to Institutional Services.

2. Make the check, Federal Reserve draft or negotiable bank draft payable to the Fund in which the investment is being made.

3. Send the check, Federal Reserve draft or negotiable bank draft to Institutional Services. Investments in good order and received by the Fund prior to 4:00 p.m. Eastern time on any business day will receive the price next calculated on that day. Items received after 4:00 p.m. Eastern time will receive the price calculated on the next business day.

Orders mailed to Distributors by dealers or individual investors do not require advance notice. Checks or negotiable bank drafts must be in U.S. currency drawn on a commercial bank in the U.S. and, if over $100,000, may not be deemed to have been received until the proceeds have been collected, unless the check is certified or issued by such bank. Any subscription may be rejected by Distributors or by the Company.

Shares of the Funds may be purchased with "in-kind" securities, if approved in advance by the Company. Securities used to purchase Fund shares must be appropriate investments for that Fund, consistent with its investment objective, policies and limitations, as determined by the Company, and must have readily available market quotations. The securities will be valued in accordance with the Company's policy for calculating net asset value (as set forth above), determined as of the close of the day on which the securities are received by the Company in salable form. A prospective shareholder will receive shares of the applicable Fund next computed after such receipt. To obtain the approval of the Company, call Institutional Services. Investors who are affiliated persons of the Company (as defined in the 1940 Act) may not purchase shares in this manner in the absence of SEC approval.

If an investment in the Funds is made through a broker that has executed a dealer agreement with respect to the Templeton Funds, Distributors or one of its affiliates may make a payment out of its own resources to such dealer in an amount not to exceed 0.25% of the amount invested. Dealers may contact Institutional Services for additional information.

MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. In general, no sales charge applies, and in the case of an exchange into a Franklin Templeton Fund that offers two classes of shares, a shareholder would receive Class I shares, which generally bear lower Rule 12b-1 distribution fees than Class II shares of the same fund.


METHOD         STEPS TO FOLLOW
-------------------------------------------------------------------------------
BY MAIL        1. Send us written instructions signed by all account owners

               2. Include any outstanding share certificates for the shares you're exchanging
-------------------------------------------------------------------------------
BY PHONE       Call Institutional Services at 1-800/321-8563

                 IF YOU DO NOT WANT THE  ABILITY  TO  EXCHANGE  BY PHONE TO
               APPLY TO YOUR ACCOUNT, PLEASE LET US KNOW.
-------------------------------------------------------------------------------

EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:

o The accounts must be identically registered. You may exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. PLEASE NOTIFY US IN WRITING IF YOU DO NOT WANT THIS OPTION TO BE AVAILABLE ON YOUR
   ACCOUNT(S).   Additional   procedures  may  apply.  Please  see "Transaction
   Procedures and Special Requirements."

o Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact our Retirement Plans Department for information on exchanges within these plans.

o The fund you are exchanging into must be eligible for sale in your state.

o We may modify or discontinue our exchange policy if we give you 60 days' written notice.

o Your exchange may be restricted or refused if you: (i) request an exchange out of a Fund within two weeks of an earlier exchange request, (ii) exchange shares out of a Fund more than twice in a calendar quarter, or (iii) exchange shares equal to at least $5 million, or more than 1% of a Fund's net assets. Shares under common ownership or control are combined for these limits. If you exchange shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt Fund performance and shareholders, we may refuse any exchange purchase if (i) we believe a Fund would be harmed or unable to invest effectively, or (ii) a Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

HOW DO I SELL SHARES?

You may sell (redeem) your shares any time.

METHOD                        STEPS TO FOLLOW
-------------------------------------------------------------------------------
BY MAIL                          1. Send us written instructions signed by all
                                    account owners. If you would like
                                    your redemption proceeds wired to a bank account, other than the bank account previously designated, your instructions should include:
                                 o The Federal Reserve ABA routing number
                                 o The name, address and telephone number of
                                   the bank where you want the proceeds sent
                                 o Your bank account number
                                 o If you are using a savings and loan or
                                   credit union, the name of the corresponding bank and the account number

                                 2. Include any outstanding share certificates
                                    for the shares you are selling

                                 3. Provide a signature guarantee

                                 4. Corporate, partnership and trust accounts
                                    may need to send additional documents.
                                    Accounts under court jurisdiction may have
                                    other requirements.
-------------------------------------------------------------------------------
BY PHONE                      Call Institutional Services at 1-800/321-8563. If
(Only available if you have    you would like your redemption proceeds wired to
completed and sent the        a bank account, you must complete the
Institutional Telephone       Institutional Telephone Privileges Agreement.
Privileges Agreement.)

                              Telephone requests will be accepted:

                              o If you have filed an Institutional Telephone Privileges Agreement.

                              o If the redemption is to be sent to the address of record.

                              o If the redemption is to be sent via previously designated wiring instructions.
------------------------------------------------------------------------------

If you redeem your shares by mail or by phone, we will send your redemption check within seven days after we receive your request in proper form. If you would like the check to be sent to an address other than the address of record or to be made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to pay out cash in the form of currency.

The wiring of redemption proceeds is a service that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 4:00 p.m. Eastern time, your wire payment will be sent the next business day. For requests received in proper form after 4:00 p.m. Eastern time, the payment will be sent the second business day. By offering this service to you, the Funds are not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Funds nor their agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you just purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.

Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

TRUST COMPANY RETIREMENT PLAN ACCOUNTS

To comply with IRS regulations, you need to complete additional forms before selling shares in a Trust Company retirement plan account. Tax penalties generally apply to any distribution from these plans to a participant under age 59 1/2, unless the distribution meets an exception stated in the Code. To obtain the necessary forms, please call our Retirement Plans Department.

WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUNDS?

Each Fund intends to pay a dividend at least annually representing substantially all of the Fund's net investment income and any net realized capital gains. Income dividends and capital gain distributions paid by a Fund, other than on those shares whose owners keep them registered in the name of a broker-dealer, are automatically reinvested on the payment date in whole or fractional shares of the Fund at net asset value as of the ex-dividend date, unless a shareholder makes a written request for payments in cash.

Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. THE FUNDS DO NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.

IF YOU BUY SHARES SHORTLY BEFORE THE RECORD DATE, PLEASE KEEP IN MIND THAT ANY DISTRIBUTION WILL LOWER THE VALUE OF THE FUND'S SHARES BY THE AMOUNT OF THE DISTRIBUTION.

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

HOW AND WHEN SHARES ARE PRICED

The Company is open for business each day the NYSE is open. We determine the Net Asset Value per share as of the scheduled close of the NYSE, generally 4:00 p.m. Eastern time. You can find the prior day's closing Net Asset Value and Offering Price for each Fund in many newspapers.

To calculate Net Asset Value per share of each Fund, the assets of each Fund are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the Fund outstanding. Each Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.

THE PRICE WE USE WHEN YOU BUY OR SELL SHARES

We  will  use the  Net  Asset  Value  next  calculated  after  we  receive  your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.


WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o  Your name,

o  The Fund's name,

o  Your account number,

o  A description of the request,

o  The dollar amount or number of shares,

o  For exchanges, the name of the fund you're exchanging into

o A telephone number where we may reach you during the day, or in the evening if preferred,

o The address the check is to be sent to if different from the address of record, and

o  The name of the payee if different from the registered owner(s).

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1.  You wish to sell over $50,000 worth of shares,
2. You want the proceeds to be paid to someone other than the registered owners,
3. You want the proceeds sent to an address other than the address of record, or
4. We believe a signature guarantee would protect us against potential claims based on the instructions received.

A signature guarantee verifies the authenticity of your signature. YOU SHOULD BE ABLE TO OBTAIN A SIGNATURE GUARANTEE FROM A BANK, BROKER, CREDIT UNION, SAVINGS ASSOCIATION, CLEARING AGENCY, OR SECURITIES EXCHANGE OR ASSOCIATION. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.

SHARE CERTIFICATES

We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares. The certificates should be properly endorsed. You can do this either by completing a share assignment form, and you should return the certificate and assignment form in separate envelopes.

TELEPHONE TRANSACTIONS

You may initiate many transactions by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make. You may also call Institutional Services for instructions.

When you call, we will request personal or other identifying information to confirm that your instructions are genuine. We will also record calls. We will not be liable for following instructions communicated by telephone if we reasonably believe they are genuine. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss.

If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send written instructions to us, as described elsewhere in this prospectus. If you are unable to execute a transaction by telephone, we will not be liable for any loss.

TRUST COMPANY RETIREMENT PLAN ACCOUNTS. You may not sell shares or change distribution options on Trust Company retirement plans by phone. While you may exchange shares of Trust Company IRA and 403(b) retirement accounts by phone, certain restrictions may be imposed on other retirement plans.

To obtain any required form or more information about distribution or transfer procedures, please call our Retirement Plans Department.

ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS

When you open an account, you need to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, ALL owners must sign instructions to process transactions and changes to the account. Even if the law in your state says otherwise, you will not be able to change owners on the account unless all owners agree in writing. If you would like another person or owner to sign for you, please send us a current power of attorney.

GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.

TRUSTS. If you register your account as a trust, you should have a valid written trust document to avoid future disputes or possible court action over who owns the account. The registration of your account should also include the name and date of the trust.

REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account. A transfer letter of instructions is required in addition to the following documentation:


TYPE OF ACCOUNT         DOCUMENTS REQUIRED
-------------------------------------------------------------------------------
CORPORATION             Corporation Resolution
-------------------------------------------------------------------------------
PARTNERSHIP             1. The pages from the partnership agreement that
                           identify the general partners, or

                        2. A certification for a partnership agreement
-------------------------------------------------------------------------------
TRUST                   1. The pages from the trust document that identify the
                           trustees, or

                        2. A certification for trust
-------------------------------------------------------------------------------

STREET OR NOMINEE ACCOUNTS. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we will not process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

TAX IDENTIFICATION NUMBER

For tax reasons, we must have your correct Social Security or tax identification number on a signed shareholder application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if
(i) you have not furnished a certified correct taxpayer  identification  number,
(ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies a Fund that the number you gave us is incorrect, or
(iv) you are subject to backup withholding.

We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.

KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $1,000.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

INSTITUTIONAL ACCOUNTS

Institutional investors will be required to complete an institutional account application. There may be additional methods of opening accounts and purchasing, redeeming or exchanging shares of the Funds available for institutional accounts. To obtain an institutional application or additional information regarding institutional accounts, contact Institutional Services at 1-800/321-8563 Monday through Friday, from 9:00 a.m. - 8:00 p.m.
Eastern time.

SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.

If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. If you choose to have the money sent to a checking account, another location, or an address other than the address of record, a signature guarantee is required.

You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.

TELEFACTS

From a touch-tone phone, you may call our TeleFACTS system (day or night) at 1-800/247-1753 to:


o  obtain information about your account;

o  obtain price and performance information about any Franklin Templeton Fund;
   and

o  request duplicate statements and deposit slips for your account.

You will need the Funds' code  numbers to use  TeleFACTS.  The Funds' codes are:
453, for Emerging Fixed Income Markets Series; 454, for Foreign Equity Series; 455, for Growth Series; and 456, for Emerging Markets Series.

STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including transfers from your account and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.

o Financial reports of the Funds will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of a Fund's financial reports or an interim quarterly report.

AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, a Fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?


If you have any questions about your account, you may write to Investor Services at 100 Fountain Parkway, PO Box 33030, St. Petersburg, FL 33733-8030. The Funds and Distributors are also located at this address. TICI and TGBM are located at 500 East Broward Boulevard, Ft. Lauderdale, FL 33394-3091. TAML is located at Two Exchange Square, Hong Kong. You may also contact us by phone at one of the numbers listed below.


                                                               HOURS OF OPERATION (EASTERN TIME)
   DEPARTMENT NAME             TELEPHONE NO.                   (MONDAY THROUGH FRIDAY)
------------------------------------------------------------------------------------------------

   Institutional Services      1-800/321-8563                  9:00 a.m. to 8:00 p.m.

   Shareholder Services        1-800/632-2301                  8:30 a.m. to 8:00 p.m.

   Dealer Services             1-800/524-4040                  8:30 a.m. to 8:00 p.m.

   Fund Information            1-800/DIAL BEN                  8:30 a.m. to 11:00 p.m.
                               (1-800/342-5236)                9:30 a.m. to 5:30 p.m. (Saturday)

   Retirement Plans            1-800/527-2020                  8:30 a.m. to 8:00 p.m.

   TDD (hearing impaired)      1-800/851-0637                  8:30 a.m. to 8:00 p.m.



Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.

GLOSSARY

USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

BOARD - The Board of Directors of the Company

CD - Certificate of Deposit

CLASS I AND CLASS II - Certain funds in the Franklin Templeton Funds offer two classes of shares, designated "Class I" and "Class II." The two classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the Funds are considered Class I shares for redemption, exchange and other purposes.

CODE - Internal Revenue Code of 1986, as amended.

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Funds' principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Directors."

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund.

FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries.

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds and the Templeton Group of Funds.

FT SERVICES - Franklin Templeton Services, Inc., the Funds' administrator.

INVESTMENT MANAGER - A Fund's investment manager: Templeton Investment Counsel, Inc. ("TICI") for Growth Series and Foreign Equity Series; Templeton Asset Management Ltd. - Hong Kong Branch ("TAML") for Emerging Markets Series; and Templeton Global Bond Managers ("TGBM"), a division of TICI, for Emerging Fixed Income Markets Series.

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Funds' shareholder servicing and transfer agent.

IRS - Internal Revenue Service.

LETTER - Letter of Intent

MARKET TIMER(S) - Market Timers generally include market timing or allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern.

MOODY'S - Moody's Investors Service, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation.

NYSE - New York Stock Exchange, Inc.

OFFERING PRICE - The public offering price is the Net Asset Value per share.

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

S&P - Standard & Poor's Ratings Service, a division of The McGraw-Hill Companies, Inc.

SEC - U.S. Securities and Exchange Commission.

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity.

TELEFACTS - Franklin Templeton's automated customer servicing system.

TAML - Templeton Asset Management Ltd. - Hong Kong branch, the investment manager for Emerging Markets Series.

TGBM - Templeton Global Bond Managers, the investment manager of Emerging Fixed Income Markets Series, is a division of TICI.

TFTC - Templeton Funds Trust Company.

TICI - Templeton Investment Counsel, Inc., the investment manager of Growth Series and Foreign Equity Series.

TRUST COMPANY - Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.

U.S. - United States.

WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Funds and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.

APPENDIX

CORPORATE BOND RATINGS

MOODY'S

AAA - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A - Bonds rated A possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA - Bonds rated Baa are considered medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

CAA - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating may also reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C rating is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

PLUS (+) OR MINUS (-): The ratings from `AA' to `CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

INSTRUCTIONS AND IMPORTANT NOTICE

SUBSTITUTE W-9 INSTRUCTIONS INFORMATION

GENERAL. Backup withholding is not an additional tax. Rather, the tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained from the IRS.

OBTAINING A NUMBER. If you do not have a Social Security Number/Taxpayer Identification Number or you do not know your SSN/TIN, you must obtain Form SS-5 or Form SS-4 from your local Social Security or IRS office and apply for one. If you have checked the "Awaiting TIN" box and signed the certification, withholding will apply to payments relating to your account unless you provide a certified TIN within 60 days.

WHAT SSN/TIN TO GIVE. Please refer to the following guidelines:


ACCOUNT TYPE                         GIVE SSN OF               ACCOUNT TYPE            GIVE EMPLOYER ID # OF
------------------------------------------------------------------------------------------------------------

o Individual                         Individual                o Trust, Estate, or     Trust, Estate, or
                                                               Pension Plan            Pension Plan Trust
                                      Trust
------------------------------------------------------------------------------------------------------------
o Joint Individual                   Owner who will            o Corporation,          Corporation,
                                     be paying tax or          Partnership, or         Partnership, or
                                     first-named               other                   other organization
                                     individual                organization
------------------------------------------------------------------------------------------------------------
o Unif. Gift/                        Minor                     o Broker nominee        Broker nominee
   Transfer to Minor
------------------------------------------------------------------------------------------------------------
o Sole Proprietor                    Owner of
                                     business
------------------------------------------------------------------------------------------------------------
o Legal Guardian                     Ward, Minor,
                                     or Incompetent
------------------------------------------------------------------------------------------------------------

EXEMPT RECIPIENTS. Please provide your TIN and check the "Exempt Recipient" box if you are an exempt recipient. Exempt recipients include:

     A corporation                         A real estate investment trust

     A financial institution               A common trust fund operated
                                           by a bank under section 584(a)

     An organization exempt from           An exempt charitable remainder
     tax under section 501(a), or an       trust or a non-exempt trust
     individual retirement plan            described in section 4947(a)(1)

     A registered dealer in securities     An entity registered at all times
     or commodities registered in          under the Investment Company
     the U.S. or a U.S. possession         Act of 1940

IRS PENALTIES. If you do not supply us with your SSN/TIN, you will be subject to an IRS $50 penalty unless your failure is due to reasonable cause and not willful neglect. If you fail to report certain income on your federal income tax return, you will be treated as negligent and subject to an IRS 20% penalty on any underpayment of tax attributable to such negligence, unless there was reasonable cause for the resulting underpayment and you acted in good faith. If you falsify information on this form or make any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, you may be subject to an IRS $500 penalty and certain criminal penalties including fines and imprisonment.

SUBSTITUTE W-8 INSTRUCTIONS INFORMATION

EXEMPT FOREIGN PERSON. Check the "Exempt Foreign Person" box if you qualify as a non-resident alien or foreign entity that is not subject to certain U.S. information return reporting or to backup withholding rules. Dividends paid to your account may be subject to withholding of up to 30%. You are an "Exempt Foreign Person" if you are not (1) a citizen or resident of the U.S., or (2) a U.S. corporation, partnership, estate, or trust. In the case of an individual, an "Exempt Foreign Person" is one who has been physically present in the U.S. for less than 31 days during the current calendar year. An individual who is physically present in the U.S. for at least 31 days during the current calendar year will still be treated as an "Exempt Foreign Person," provided that the total number of days physically present in the current calendar year and the two preceding calendar years does not exceed 183 days (counting all of the days in the current calendar year, only one-third of the days in the first preceding calendar year and only one-sixth of the days in the second preceding calendar year). In addition, lawful permanent residents or green card holders may not be treated as "Exempt Foreign Persons." If you are an individual or an entity, you must not now be, or at this time expect to be, engaged in a U.S. trade or business with respect to which any gain derived from transactions effected by the Fund/Payer during the calendar year is effectively connected to the U.S. (or your transactions are exempt from U.S. taxes under a tax treaty).

PERMANENT ADDRESS. The Shareholder Application must contain your permanent address if you are an "Exempt Foreign Person." If you are an individual, provide your permanent address. If you are a partnership or corporation, provide the address of your principal office. If you are an estate or trust, provide the address of your permanent residence or the principal office of any fiduciary.

NOTICE OF CHANGE IN STATUS. If you become a U.S. citizen or resident after you have provided certification of your foreign status, or if you cease to be an "Exempt Foreign Person," you must notify the Fund/Payer within 30 days of your change in status. Reporting will then begin on the account(s) listed, and backup withholding may also begin unless you certify to the Fund/Payer that (1) the tax payer identification number you have given is correct, and (2) the Internal Revenue Service has not notified you that you are subject to backup withholding because you failed to report certain interest or dividend income. You may use Form W-9, "Payer's Request for Taxpayer Identification Number and Certification," to make these certifications. If an account is no longer active, you do not have to notify a Fund/Payer or broker of your change in status unless you also have another account with the same Fund/Payer that is still active. If you receive interest from more than one Fund/Payer or have dealings with more than one broker or barter exchange, file a certificate with each. If you have more than one account with the same Fund/Payer, the Fund/Payer may require you to file a separate certificate for each account.

WHEN TO FILE. File these certifications with the Fund before a payment is made to you, unless you have already done this in either of the two preceding calendar years.

HOW OFTEN YOU MUST FILE. This certificate generally remains in effect for three calendar years. A Fund/Payer or broker, however, may require that a new certificate be filed each time a payment is made. On joint accounts for which each joint owner is a foreign person, each must provide a certification of foreign status.

                       RESOLUTION SUPPORTING AUTHORITY OF CORPORATE/ASSOCIATION SHAREHOLDER
-------------------------------------------------------------------------------

INSTRUCTION:

It will be necessary for corporate/association shareholders to provide a certified copy of a resolution or other certificate of authority supporting the authority of designated officers of the corporation/association to issue oral and written instruction on behalf of the corporation/association for the purchase, sale (redemption), transfer and/or exchange of Franklin Templeton Fund shares. You may use the following form of resolution or you may prefer to use your own.

CERTIFIED COPY OF RESOLUTION (Corporation or Association)

The undersigned hereby certifies and affirms that he/she is the duly elected of
         Title                     Corporate Name

a                                organized under the laws of the State of
   Type of Organization
                and that the following is a true and correct copy
      State
of a resolution adopted by the Board of Directors by unanimus written consent (a copy of which is attached) or at a meeting duly called and held on ,19 .

      "RESOLVED that
                                             Name of Corporation/Association

     (the "Company") is authorized to invest the Company's assets in one or more investment companies (mutual funds) whose shares are distributed by Franklin/Templeton Distributors, Inc. ("Distributors"). Each such investment company, or series thereof, is referred to as a "Franklin Templeton Fund" or "Fund."

      FURTHER RESOLVED, that any (enter number)                 of the
      following  officers  of this  Company  (acting  alone,  if one,  or acting together, if more than one) is/are authorized to issue oral or written instructions (including the signing of drafts in the case of draft accessed money fund accounts) on behalf of the Company for the purchase, sale (redemption), transfer and/or exchange of Fund shares and to execute any Fund application(s) and agreements pertaining to Fund shares registered or to be registered to the Company (referred to as a "Company Instruction"); and, that this authority shall continue until Franklin/Templeton Investor Services, Inc. ("Investor Services") receives written notice of revocation or amendment delivered by registered mail. The Company's officers authorized to act on behalf of the Company under this resolution are (enter officers titles only):



      (referred to as the "Authorized Officers").

      FURTHER RESOLVED, that Investor Services may rely on the most recently provided incumbency certificate delivered by the Company to Investor Services to identify those individuals who are the incumbent Authorized Officers and that Investor Services shall have no independent duty to determine if there has been any change in the individuals serving as incumbent Authorized Officers.

      FURTHER RESOLVED, that the Company ("Indemnitor") undertakes and agrees to indemnify and hold harmless Distributors, each affiliate of Distributors, each Franklin Templeton fund and their officers, employees and agents (referred to hereafter collectively as the "Indemnitees") from and against any and all liability, loss, suits, claims, costs, damages and expenses of whatever amount and whatever nature (including without limitation reasonable attorneys' fees, whether for consultation and advice or representation in litigation at both the trial and appellate level) any Indemnitee may sustain or incur by reason of, in consequence of, or arising from or in connection with any action taken or not taken by an Indemnitee in good faith reliance on a Company Instruction given as authorized under this resolution."

The undersigned further certifies that the below named persons, whose signatures appear opposite their names, are the incumbent Authorized Officers (as that term is defined in the above resolution) who have been duly elected to the office identified beside their name(s) (attach additional list if necessary).


                                       X


Name/title (please print or type)
                                       Signature
                                       X


Name/title (please print or type)
                                       Signature
                                       X


Name/title (please print or type)
                                       Signature
                                       X


Name/title (please print or type)
                                       Signature
Certified from minutes


X
-------------------------------------------------------------------------------

Signature



------------------------------------------------------------------------------
Name/title (please print or type)

CORPORATE SEAL (if appropriate)

FRANKLIN TEMPLETON GROUP OF FUNDS

LITERATURE REQUEST ~ Call 1-800/DIAL BEN (1-800/342-5236) today for a free descriptive brochure and prospectus on any of the funds listed below. The prospectus contains more complete information, including fees, charges and expenses, and should be read carefully before investing or sending money.



GLOBAL GROWTH                           Franklin Growth Fund                   FOR CORPORATIONS:
Franklin Global Health Care Fund        Franklin MidCap Growth Fund
Franklin Templeton Japan Fund           Franklin Small Cap Growth Fund         Franklin Corporate Qualified
Templeton Developing Markets Trust      Mutual Discovery Fund                     Dividend Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies     GROWTH AND INCOME                      FRANKLIN FUNDS SEEKING TAX-FREE
Fund                                                                           INCOME
Templeton Global Infrastructure Fund    Franklin Asset Allocation Fund
Templeton Global Opportunities Trust    Franklin   Balance  Sheet  Investment  Federal Intermediate-Term  Tax-Free
Templeton Global Real Estate Fund       Fund                                      Income Fund
Templeton  Global  Smaller   Companies  Franklin Convertible Securities Fund   Federal Tax-Free Income Fund
Fund                                    Franklin Equity Income Fund            High Yield Tax-Free Income Fund
Templeton Greater European Fund         Franklin Income Fund                   Insured Tax-Free Income Fund
Templeton Growth Fund                   Franklin MicroCap Value Fund           Puerto Rico Tax-Free Income Fund
Templeton Latin America Fund            Franklin Natural Resources Fund        Tax-Exempt Money Fund
Templeton Pacific Growth Fund           Franklin Real Estate Securities Fund
Templeton World Fund                    Franklin Rising Dividends Fund         FRANKLIN STATE-SPECIFIC FUNDS
                                        Franklin Strategic Income Fund         SEEKING TAX-FREE INCOME
GLOBAL GROWTH AND INCOME                Franklin Utilities Fund
                                        Franklin Value Fund                    Alabama
Franklin Global Utilities Fund          Mutual Beacon Fund                     Arizona*
Franklin Templeton German Government    Mutual Financial Services Fund         Arkansas**
   Bond Fund                            Mutual Qualified Fund                  California*
Franklin Templeton Global Currency      Mutual Shares Fund                     Colorado
Fund                                    Templeton American Trust, Inc.         Connecticut
Mutual European Fund                                                           Florida*
Templeton Global Bond Fund              FUND ALLOCATOR SERIES                  Georgia
Templeton Growth and Income Fund                                               Hawaii**
                                        Franklin Templeton Conservative        Indiana
GLOBAL INCOME                              Target Fund                         Kentucky
                                        Franklin Templeton Moderate Target     Louisiana
Franklin Global Government Income        Fund                                  Maryland
Fund                                    Franklin   Templeton   Growth  Target  Massachusetts***
Franklin Templeton Hard Currency Fund   Fund                                   Michigan*
Franklin Templeton High Income                                                 Minnesota***
   Currency Fund                        INCOME                                 Missouri
Templeton Americas Government                                                  New Jersey
   Securities Fund                      Franklin  Adjustable  Rate Securities  New York*
                                        Fund                                   North Carolina
GROWTH                                  Franklin  Adjustable U.S.  Government  Ohio***
                                           Securities Fund                     Oregon
Franklin Biotechnology Discover Fund    Franklin's AGE High Income Fund        Pennsylvania
Franklin Blue Chip Fund                 Franklin   Investment   Grade  Income  Tennessee**
Franklin California Growth Fund         Fund                                   Texas
Franklin DynaTech Fund                  Franklin Short-Intermediate U.S.       Virginia
Franklin Equity Fund                    Government Securities Fund             Washington**
Franklin Gold Fund                      Franklin U.S.Government Securities
                                        Fund                                   VARIABLE ANNUITIES+
                                        Franklin Money Fund
                                        Franklin Federal Money Fund            Franklin Valuemark*
                                                                               Franklin  Templeton  Valuemark Income
                                                                               Plus (an immediate annuity)

*Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY). **The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax. ***Portfolio of insured municipal securities. +Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC.

FGF 09/97                                         Printed on recycled paper.

                                           LOGO

                                     PART B
                      STATEMENT OF ADDITIONAL INFORMATION

TEMPLETON INSTITUTIONAL
FUNDS, INC.

STATEMENT OF
ADDITIONAL INFORMATION                        LOGO


                                              100 Fountain Parkway
                                             P.O. Box 33030
MAY 1, 1997                                  St. Petersburg, Fl 33733-8030
as amended November 1, 1997                   1-800/DIAL BEN




Table of Contents Page
How do the Funds Invest their 2
Assets?..............................
What are the Funds' Potential Risks?. 6
Investment Restrictions.............. 9
Officers and Directors............... 10


Investment Management and Other
Services........................... 17
How do the Funds Buy Securities for
their Portfolios?.................. 18
How do I Buy, Sell and Exchange
Shares?............................ 19
How are Fund Shares Valued?.......... 21
Additional Information on
Distributions 21
and Taxes..........................
The Funds' Underwriter............... 25
How do the Funds Measure 25
Performance?.........................
Miscellaneous Information............ 28
Financial Statements................. 29
Useful Terms and Definitions......... 37


--------------------------------------------------------------------------

When reading this SAI, you will see certain terms beginning with capital letters. This means the term is explained under "Useful Terms and Definitions."
--------------------------------------------------------------------------


Templeton Institutional Funds, Inc. (the "Company") is an open-end management investment company currently consisting of four separate series (the "Funds," individually a "Fund"). The Funds are the Growth Series, the Foreign Equity Series, the Emerging Markets Series and the Emerging Fixed Income Markets Series. All of the Funds, with the exception of the Emerging Fixed Income Markets Series, are diversified series of the Company. The Emerging Fixed Income Markets Series is a non-diversified series of the Company.

    The Growth Series' investment objective is to achieve long-term capital growth. The Fund seeks to achieve its objective by investing in stocks and debt obligations of companies and governments of any nation.

    The Foreign Equity Series' investment objective is to achieve long-term capital growth. The Fund seeks to achieve its objective by investing in stocks and debt obligations of companies and governments outside the U.S.

    The Emerging Markets Series' investment objective is to achieve long-term capital growth. The Fund seeks to achieve its objective by investing in securities of issuers of countries having emerging markets.

    The Emerging Fixed Income Markets Series' investment objective is to achieve high total return. The Fund seeks to achieve its objective by investing primarily in a portfolio of debt obligations of companies, governments and government-related entities in emerging market countries.


The prospectus, dated May 1, 1997, as amended November 1, 1997, which may be further amended from time to time, contains the basic information you should know before investing in the Funds. For a free copy, call 1-800/DIAL BEN or write the Company at the address shown.


This SAI is not a prospectus. It contains information in addition to and in more detail than set forth in the prospectus. This SAI is intended to provide you with additional information regarding the activities and operations of the Funds, and should be read in conjunction with the prospectus.

    Mutual funds, annuities, and other investment products:

    o are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government;

    o are not deposits or obligations of, or guaranteed or endorsed by, any bank;

    o are subject to investment risks, including the possible loss of principal.


How do the Funds Invest their Assets?



The following provides more detailed information about some of the securities the Funds may buy and their investment policies. You should read it together with the section in the prospectus entitled "How do the Funds Invest their Assets?"

Each Fund may invest a portion of its assets, and may invest without limit for defensive purposes, in commercial paper which, at the date of investment, must be rated A-1 by S&P or Prime-1 by Moody's or, if not rated, be issued by a company which at the date of investment has an outstanding debt issue rated AAA or AA by S&P or Aaa or Aa by Moody's.

Repurchase Agreements. The Funds may enter into repurchase agreements. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under a repurchase agreement, the seller is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Each Fund's investment manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price. Repurchase agreements may involve risks in the event of default or insolvency of the seller, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. A Fund will enter into repurchase agreements only with parties who meet creditworthiness standards approved by the Company's directors, i.e., banks or broker-dealers which have been determined by a Fund's Investment Manager to present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

Debt Securities. Each of the Funds may invest a portion of its assets in debt securities, including bonds, notes, debentures, commercial paper, certificates of deposit, time deposits and bankers' acceptances. Debt securities purchased by a Fund may be rated as low as C by S&P or Moody's or, if unrated, of comparable quality as determined by the Fund's Investment Manager. As an operating policy, which may be changed by the Board without shareholder approval, each Fund, with the exception of Emerging Fixed Income Markets Series, will limit its investment in debt securities rated lower than BBB by S&P or Baa by Moody's to 5% of its total assets. The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a different level of investment in high risk, lower quality debt securities would be consistent with the interests of the Funds and their shareholders. Commercial paper purchased by the Funds will meet the credit quality criteria set forth above.

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Funds' net asset value.

The Funds investing in debt securities may accrue and report interest on high yield bonds structured as zero coupon bonds or pay-in-kind securities as income even though they receive no corresponding cash payment until a later time, generally the security's maturity date. In order to qualify for beneficial tax treatment, a Fund must distribute substantially all of its net investment income to shareholders on an annual basis (see "Additional Information on Distributions and Taxes"). Thus, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or leverage itself by borrowing cash, so that it may satisfy the distribution requirement.

Futures Contracts. The Funds may purchase and sell financial futures contracts. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a contractual obligation is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts by their terms call for cash settlements.

The Funds may also buy and sell index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time a Fund purchases a futures contract, an amount of cash, U.S. government securities, or other highly liquid debt securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, a Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

Options on Securities or Indices. The Funds may write (i.e., sell) covered put and call options and purchase put and call options on securities or securities indices that are traded on U.S. and foreign exchanges or in the over-the-counter markets.

An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

A Fund may write a call or put option only if the option is "covered." A call option on a security written by a Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option on a security is also covered if a Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or high grade U.S. government securities in a segregated account with its custodian. A put option on a security written by a Fund is "covered" if the Fund maintains cash or fixed-income securities with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

A Fund will cover call options on stock indices that it writes by owning securities whose price changes, in the opinion of the Fund's Investment Manager, are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, where a Fund covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index. In that event, a Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. A Fund will cover put options on stock indices that it writes by segregating assets equal to the option's exercise price, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.

A Fund will receive a premium from writing a put or call option, which increases the Fund's gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security or an index on which a Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. If the value of the underlying security or index rises, however, a Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund's investments. By writing a put option, a Fund assumes the risk of a decline in the underlying security or index. To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security or index, writing covered put options on indices or securities will increase a Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

A Fund may also purchase put options to hedge its investments against a decline in value. By purchasing a put option, a Fund will seek to offset a decline in the value of the portfolio securities being hedged through appreciation of the put option. If the value of a Fund's investments does not decline as anticipated, or if the value of the option does not increase, the Fund's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the accuracy of the correlation between the changes in value of the underlying security or index and the changes in value of a Fund's security holdings being hedged.

A Fund may purchase call options on individual securities to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. Similarly, a Fund may purchase call options on a securities index to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options, a Fund will bear the risk of losing all or a portion of the premium paid if the value of the underlying security or index does not rise.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although a Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

Foreign Currency Hedging Transactions. In order to hedge against foreign currency exchange rate risks, the Funds may enter into forward foreign currency exchange contracts and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. The Funds may also conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

A Fund may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security. In addition, for example, when a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency, or when a Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that foreign currency for a fixed dollar amount. This second investment practice is generally referred to as "cross-hedging." Because in connection with a Fund's forward foreign currency transactions an amount of the Fund's assets equal to the amount of the purchase will be held aside or segregated to be used to pay for the commitment, a Fund will always have cash, cash equivalents or high quality debt securities available sufficient to cover any commitments under these contracts or to limit any potential risk. The segregated account will be marked-to-market on a daily basis. While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, a Fund's ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts.

The Funds may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As is the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates, although, in the event of rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies written or purchased by a Fund will be traded on U.S. and foreign exchanges or over-the-counter.

The Funds may enter into exchange-traded contracts for the purchase or sale for future delivery of foreign currencies ("foreign currency futures"). This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of a Fund's portfolio securities or adversely affect the prices of securities that a Fund intends to purchase at a later date. The successful use of foreign currency futures will usually depend on the ability of a Fund's Investment Manager to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of foreign currency futures or may realize losses.

Convertible Securities. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When a convertible security, issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security but, if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank. The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer.

The Funds use the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security. A convertible preferred stock is treated like a preferred stock for the Funds' financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

The Funds may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Most PERCS expire three years from the date of issue, at which time they are convertible into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after three years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However if called early the issuer must pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

The Funds may also invest in other classes of enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities), and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are issued by the company, the common stock of which will be received in the event the convertible preferred stock is converted; unlike PERCS they do not have a capital appreciation limit; they seek to provide the investor with high current income with some prospect of future capital appreciation; they are typically issued with three or four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and, upon maturity, they will necessarily convert into either cash or a specified number of shares of common stock.

Similarly, there may be enhanced convertible debt obligations issued by the operating company whose common stock is to be acquired in the event the security is converted or by a different issuer, such as an investment bank. These securities may be identified by names such as ELKS (Equity Linked Securities) or similar names. Typically they share most of the salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer's corporate structure according to the terms of the debt indenture. There may be additional types of convertible securities not specifically referred to herein which may be similar to those described above in which a Fund may invest, consistent with its objectives and policies.

An investment in an enhanced convertible security or any other security may involve additional risks to a Fund. The Funds may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and a Fund's ability to dispose of particular securities, when necessary, to meet a Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for a Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. Each Fund, however, intends to acquire liquid securities, though there can be no assurances that this will be achieved.

What are the Funds' Potential Risks?



Each Fund has the right to purchase securities in any foreign country, developed or developing. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the U.S. Foreign companies are not generally subject to uniform accounting and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. A Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value. Foreign markets have substantially less volume than the NYSE, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S.

The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource  self-sufficiency  and  balance  of  payments  position.  Further,  the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vi) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

In addition, many countries in which the Funds may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resources self-sufficiency and balance of payments position.

Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to Fund shareholders. Further, no accounting standards exist in Eastern European countries.

Investing in Russian securities involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (3) pervasiveness of corruption and crime in the Russian economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation); (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a Fund's ability to exchange local currencies for U.S. dollars; (7) the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union; (8) the financial condition of Russian companies, including large amounts of inter-company debt which may create a payments crisis on a national scale; (9) dependency on exports and the corresponding importance of international trade; (10) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (11) possible difficulty in identifying a purchaser of securities held by a Fund due to the underdeveloped nature of the securities markets.

There is little historical data on Russian securities markets because they are relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. Because of the recent formation of the securities markets as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision and it is possible for a Fund to lose its registration through fraud, negligence or even mere oversight. While each Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, although a Russian public enterprise with more than 1,000 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, in practice this regulation has not always been strictly enforced. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. This practice may prevent a Fund from investing in the securities of certain Russian issuers deemed suitable by its Investment Manager. Further, this also could cause a delay in the sale of Russian securities by a Fund if a potential purchaser is deemed unsuitable, which may expose the Fund to potential loss on the investment.

Each Fund endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread in currency exchange (to cover service charges) will be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent a Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations.

The Funds may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Some countries in which the Funds may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which a Fund's portfolio securities are denominated may have a detrimental impact on that Fund. Through the flexible policy of the Funds, the Investment Managers endeavor to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where from time to time they place the investments of the Funds.

The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

The directors consider at least annually the likelihood of the imposition by any foreign government of exchange control restrictions which would affect the liquidity of the Funds' assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The directors also consider the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories (see "Investment Management and Other Services -- Custodian"). However, in the absence of willful misfeasance, bad faith or gross negligence on the part of a Fund's Investment Manager, any losses resulting from the holding of a Fund's portfolio securities in foreign countries and/or with securities depositories will be at the risk of the shareholders. No assurance can be given that the directors' appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments will not occur.

A Fund's ability to reduce or eliminate its futures and related options positions will depend upon the liquidity of the secondary markets for such futures and options. The Funds intend to purchase or sell futures and related options only on exchanges or boards of trade where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. Use of stock index futures and related options for hedging may involve risks because of imperfect correlations between movements in the prices of the futures or related options and movements in the prices of the securities being hedged. Successful use of futures and related options by a Fund for hedging purposes also depends upon the ability of that Fund's Investment Manager to predict correctly movements in the direction of the market, as to which no assurance can be given.

The Investment Managers and their affiliated companies serve as investment advisers to other investment companies and private clients. Accordingly, the respective portfolios of certain of these funds and clients may contain many or some of the same securities. When certain funds or clients are engaged simultaneously in the purchase or sale of the same security, the trades may be aggregated for execution and then allocated in a manner designed to be equitable to each party. The larger size of the transaction may affect the price of the security and/or the quantity which may be bought or sold for each party. If the transaction is large enough, brokerage commissions in certain countries may be negotiated below those otherwise chargeable.

Sale or purchase of securities, without payment of brokerage commissions, fees (except customary transfer fees) or other remuneration in connection therewith, may be effected between any of these funds, or between funds and private clients, under procedures adopted by the Company's Board pursuant to Rule 17a-7 under the 1940 Act.

Access persons of the Franklin Templeton Group, as defined in SEC Rule 17(j) under the 1940 Act, who are employees of Resources or their subsidiaries, are permitted to engage in personal securities transaction subject to the following general restrictions and procedures: (1) The trade must receive advance clearance from a Compliance Officer and must be completed within 24 hours after this clearance; (2) Copies of all brokerage confirmations must be sent to the Compliance Officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the Compliance Officer; (3) In addition to items (1) and (2), access persons involved in preparing and making investment decisions must file annual reports of their securities holdings each January and also inform the Compliance Officer (or other designated personnel) if they own a security that is being considered for a Fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a Fund or other client.

Investment Restrictions



Each Fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares of the Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less. Each Fund may not:

    1. Invest in real estate or mortgages on real estate (although a Fund may invest in marketable securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein); invest in other open-end investment companies except as permitted by the 1940 Act; invest in interests (other than debentures or equity stock interests) in oil, gas or other mineral exploration or development programs; or purchase or sell commodity contracts (except futures contracts as described in the prospectus).

    2. Purchase or retain securities of any company in which directors or officers of the Company or a Fund's Investment Manager, individually owning more than 1/2 of 1% of the securities of such company, in the aggregate own more than 5% of the securities of such company.

    3. Purchase any security (other than obligations of the U.S. government, its agencies or instrumentalities) if, as a result, as to 75% of the Fund's total assets (i) more than 5% of the Fund's total assets would then be invested in securities of any single issuer, or (ii) the Fund would then own more than 10% of the voting securities of any single issuer; provided, however, that this restriction does not apply to the Emerging Fixed Income Markets Series.

    4. Act as an underwriter; issue senior securities except as set forth in investment restriction 6 below; or purchase on margin or sell short (but a Fund may make margin payments in connection with options on securities or securities indices and foreign currencies; futures contracts and related options; and forward contracts and related options).

    5. Loan money apart from the purchase of a portion of an issue of publicly distributed bonds, debentures, notes and other evidences of indebtedness, although a Fund may buy from a bank or broker-dealer U.S. government obligations with a simultaneous agreement by the seller to repurchase them within no more than seven days at the original purchase price plus accrued interest and loan its portfolio securities. Emerging Fixed Income Markets Series may invest in debt instruments of all types consistent with its investment objectives and policies.

    6. Borrow money, except that a Fund may borrow money from banks in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed).

    7. Invest more than 5% of the value of its total assets in securities of issuers which have been in continuous operation less than three years; provided that this restriction does not apply to Emerging Fixed Income Markets Series.

    8. Invest more than 5% of its total assets in warrants, whether or not listed on the NYSE or AMEX, including no more than 2% of its total assets which may be invested in warrants that are not listed on those exchanges; provided that this restriction does not apply to Emerging Fixed Income Markets Series. Warrants acquired by a Fund in units or attached to securities are not included in this restriction.

    9. Invest more than 25% of its total assets in a single industry.(1)


10. Participate on a joint or a joint and several basis in any trading account in securities; (See "What are the Funds' Potential Risks?" and "How do the Funds Buy Securities for their Portfolios?" above as to transactions in the same securities for a Fund and/or other mutual funds with the same or affiliated advisers.)


If a Fund receives from an issuer of securities held by the Fund subscription rights to purchase securities of that issuer, and if the Fund exercises such subscription rights at a time when the Fund's portfolio holdings of securities of that issuer would otherwise exceed the limits set forth in Investment Restrictions 3 or 9 above, it will not constitute a violation if, prior to receipt of securities upon exercise of such rights, and after announcement of such rights, the Fund has sold at least as many securities of the same class and value as it would receive on exercise of such rights.

If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.

(1) The SEC considers each foreign government to be a separate industry.

Officers and Directors


The Board has the responsibility for the overall management of the Company, including general supervision and review of its investment activities. The
Board, in turn, elects the officers of the Company who are responsible for administering the Funds' day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Fund under the 1940 Act are indicated by an asterisk (*).



                               Positions and
                                  Offices
Name, Address and Age      with the Company       Principal Occupation During the Past Five Years

HARRIS J. ASHTON             Director          Chairman of the board, president and chief
Metro Center                                   executive officer of General Host Corporation
1 Station Place                                (nursery and craft centers); director of RBC
Stamford, Connecticut                          Holdings Inc. (a bank holding company) and
Age 65                                         Bar-S Foods (a meat packing company); and
                                               director or trustee of 53 of the investment
                                               companies in the Franklin Templeton Group of
                                               Funds.

* NICHOLAS F. BRADY           Director         Chairman of Templeton Emerging Markets
  The Bullitt House                            Investment Trust PLC; chairman of Templeton Latin
  102 East Dover Street                        America Investment Trust PLC; chairman of
  Easton, Maryland                             Darby Overseas  Investments, Ltd. (an investment
  Age 67                                       firm)(1994-present); chairman and director of
                                               Templeton   Central  and  Eastern
                                               European    Investment   Company;
                                               director    of    Amerada    Hess
                                               Corporation,           Christiana
                                               Companies,  and  the  H.J.  Heinz
                                               Company;  formerly,  Secretary of
                                               the   U.S.   Department   of  the
                                               Treasury (1988-1993) and chairman
                                               of the  Board of  Dillon,  Reed &
                                               Co.,  Inc.  (investment  banking)
                                               prior to 1988;  and  director  or
                                               trustee  of 23 of the  investment
                                               companies    in   the    Franklin
                                               Templeton Group of Funds.

FRANK J. CROTHERS            Director          President and chief executive officer of
P.O. Box N-3238                                Atlantic Equipment & Power Ltd.; vice
Nassau, Bahamas                                chairman of Caribbean Utilities Co., Ltd.;
Age 53                                         president of Provo Power Corporation; director
                                               of various other business and nonprofit
                                               organizations; and director or trustee of 5
                                               of the investment companies in the Franklin
                                                 Templeton Group of Funds.

S. JOSEPH FORTUNATO          Director          Member  of the law  firm of  Pitney,  Hardin,
200 Campus  Drive                              Kipp & Szuch;  director of General  Host Corporation
Florham Park, New Jersey                       (nursery and craft centers);  and director or
Age 65                                         trustee of 55 the investment companies in
                                               the Franklin Templeton Group of Funds.


JOHN Wm. GALBRAITH           Director          President of Galbraith Properties, Inc.
360 Central Avenue                             (personal investment company); director of
Suite 1300                                     Gulf West Banks, Inc. (bank holding company)
St. Petersburg, Florida                        (1995-present), formerly, director of
Age 76                                         Mercantile Bank (1991-1995), vice chairman of
                                               Templeton, Galbraith & Hansberger Ltd.
                                               (1986-1992), and Chairman of Templeton Funds
                                               Management, Inc. (1974-1991); and director or
                                               trustee of 22 of the investment companies in
                                               the Franklin Templeton Group of Funds.

 ANDREW H. HINES, JR.         Director          Consultant for the Triangle Consulting Group;
150 Second Avenue N.                           executive-in-residence of Eckerd College
St. Petersburg, Florida                        (1991-present); formerly, chairman of  the
Age 74                                         board and chief executive officer of Florida
                                               Progress Corporation  (1982-1990)
                                               and  director  of  various of its
                                               subsidiaries;   and  director  or
                                               trustee  of 24 of the  investment
                                               companies    in   the    Franklin
                                               Templeton Group of Funds.


Edith E. Holiday             Director          Director (1993-present) of Amerada Hess
3239 38th St., N.W.                            Corporation and Hercules Incorporated;
Washington, D.C.                               director of Beverly Enterprises, Inc.
Age 45                                         (1995-present) and H.J. Heinz Company (1994-
                                               present); chairman (1995-present) and
                                               trustee (1993-present) of National Child
                                               Research Center; formerly, assistant to the
                                               President of the U.S. and Secretary of the
                                               Cabinet (1990-1993), general counsel to the
                                               U.S. Treasury Department (1989-1990), and
                                               counselor to the Secretary and Assistant
                                               Secretary for Public Affairs and Public
                                               Liaison    -    U.S.     Treasury
                                               Department    (1988-1989);    and
                                               director  or trustee of 16 of the
                                               investment   companies   in   the
                                               Franklin   Templeton   Group   of
                                               Funds.


* CHARLES B. JOHNSON        Chairman of the   President, chief executive officer and
777 Mariners Island Blvd.   Board and Vice    director of Franklin Resources, Inc.;
San Mateo, California       President         chairman of the board and director of
 Age 64                                       Franklin Advisers, Inc., Franklin Investment
                                              Advisory Services, Inc., Franklin Advisory
                                              Services, Inc. and Franklin
                                              Templeton Distributors, Inc.; director of
                                              Franklin/Templeton Investor Services, Inc.,
                                              Franklin Templeton Services, Inc. and General
                                              Host Corporation (nursery and craft centers);
                                              and officer  and/or  director or trustee,  as
                                              the case may be, of most other subsidiaries of
                                              Franklin Resources, Inc. and 54 of the
                                              investment companies in the Franklin
                                              Templeton Group of Funds.


BETTY P. KRAHMER             Director          Director or trustee of various civic
2201 Kentmere Parkway                          associations; formerly, economic analyst,
Wilmington, Delaware                           U.S. government; and director or trustee
Age 68                                         of 23 of the investment companies in the
                                              Franklin Templeton Group of Funds.


GORDON S. MACKLIN            Director          Chairman of White River Corporation
8212 Burning Tree Road                         (financial services); director of Fund
Bethesda, Maryland                             America Enterprises Holdings, Inc., MCI
 Age 69                                        Communications Corporation, CCC Information
                                               Services Group, Inc. (information services),
                                               MedImmune, Inc. (biotechnology),  Shoppers
                                               Express, Inc. (home shopping) and Spacehab,
                                               Inc. (aerospace services); formerly,
                                               chairman of  Hambrecht and Quist Group;
                                               director of H&Q Healthcare
                                               Investors and president of the National
                                               Association of Securities Dealers, Inc.; and
                                               director or trustee of 50 of the investment
                                               companies in the Franklin Templeton Group of
                                               Funds.


FRED R. MILLSAPS             Director         Manager of personal investments (1978-
2665 N.E. 37th Drive                          present); director of various business
Fort Lauderdale, Florida                      and non-profit corporations; formerly,
 Age 68                                       chairman and chief executive officer of
                                              Landmark Banking Corporation (1969-1978);
                                              financial vice president of Florida Power
                                              and Light (1965-1969); vice president
                                              of the Federal Reserve Bank of Atlanta
                                              (1958-1965); and director or trustee of 24
                                              of the investment companies in the Franklin
                                              Templeton Group of Funds.


CONSTANTINE DEAN             Director         Physician, Lyford Cay Hospital (1987-present);
 TSERETOPOULOS                                director of various non-profit corporations;
Lyford Cay Hospital                           formerly cardiology fellow, University of
P.O. Box N-7776                               Maryland (1985- 1987) and internal medicine
Nassau,                                       Bahamas intern,  Greater Baltimore
                                              Medical  Center  (1982-1985);  and
                                              director  or  trustee  of 5 of the
                                              investment    companies   in   the
                                              Franklin Templeton Group of Funds.


DONALD F. REED               President         Executive vice president of Templeton
4 King Street West                             Worldwide, Inc.; president of Templeton
Toronto, Ontario                               Investment Counsel, Inc.; president and chief
Canada                                         executive officer of Templeton Management
Age 53                                         Limited; co-founder and director of
                                               International      Society     of
                                               Financial  Analysts;  chairman of
                                               the Canadian Council of Financial
                                               Analysts; and formerly, president
                                               and   director  of  Reed  Monahan
                                               Nicholishen   Investment  Counsel
                                               (1982-1989).


HARMON E. BURNS              Vice President    Executive vice president, secretary and
777 Mariners Island Blvd.                      director of Franklin Resources, Inc.;
San Mateo, California                          executive vice president and director of Franklin
 Age 52                                        Templeton Distributors, Inc. and Franklin
                                               Templeton Services, Inc.; executive vice
                                               president of Franklin Advisers, Inc.;
                                               director of Franklin/Templeton Investor  Services,
                                               Inc.; and officer and/or director of other
                                               subsidiaries of Franklin Resources, Inc.; and
                                               officer  and/or  director or trustee,  as the
                                               case may be, of most of the other subsidiaries of
                                               Franklin Resources, Inc. and 58 of the
                                               investment companies in the Franklin
                                               Templeton Group of Funds.


RUPERT H. JOHNSON, JR.       Vice President    Executive vice president and director of
777 Mariners Island Blvd.                      Franklin   Resources,   Inc.   and   Franklin
San Mateo, California                          Templeton Distributors, Inc.; president and
Age 57                                         director of Franklin Advisers, Inc.; senior vice
                                               president    and    director   of
                                               Franklin Advisory Services,  Inc.
                                               and Franklin  Investment Advisory
                                               Services,    Investor   Services,
                                               Inc.; and officer and/or director
                                               or  trustee,  as the case may be,
                                               of  most  other  subsidiaries  of
                                               Franklin  Resources,  Inc. and 58
                                               of the  investment  companies  in
                                               the Franklin  Templeton  Group of
                                               Funds.


DEBORAH R. GATZEK            Vice President    Senior vice president and general counsel of
777 Mariners Island Blvd.                      Franklin Resources, Inc.; senior vice
San Mateo, California                          president of Franklin Templeton Services, Inc.
 Age 48                                        and  Franklin Templeton Distributors, Inc.; vice
                                               president of Franklin Advisers, Inc. and
                                               Franklin Advisory Services, Inc.; chief legal
                                               officer  and  chief operating officer of
                                               Franklin Investment Advisory Services,Inc.and
                                               officer of 58 of the investment companies in the
                                               Franklin Templeton Group of Funds.


CHARLES E. JOHNSON           Vice President    Senior vice president and director  of
500 East Broward Blvd.                         Franklin Resources, Inc.; senior vice president
Fort Lauderdale, Florida                       of Franklin Templeton Distributors, Inc.;
 Age 41                                        president and director ofTempleton
                                               Worldwide, Inc.; chief executive officer, chief
                                               investment officer and director of Franklin
                                               Institutional Services Corporation; chairman
                                               and director of Templeton Investment Counsel,
                                               Inc.; vice president of Franklin Advisers,
                                               Inc.; officer and/or director of some of
                                               the other subsidiaries of Franklin Resources,
                                               Inc.; and officer and/or director or
                                               trustee, as the case may be, of 37 of the
                                               investment companies in  the Franklin Templeton
                                               Group.


MARK G. HOLOWESKO            Vice President    President and director of Templeton Global
Lyford Cay                                     Advisors Limited; chief investment officer of
Nassau, Bahamas                                global equity  research for Templeton
Age 37                                         Worldwide, Inc.; formerly, investment
                                               administrator with RoyWest Trust Corporation
                                               (Bahamas) Limited (1984-1985); and officer of
                                               23 of the investment companies in the Franklin
                                               Templeton Group of Funds.


MARTIN L. FLANAGAN           Vice President    Senior vice president and chief financial
777 Mariners Island Blvd.                      officer of Franklin Resources, Inc.; director
San Mateo, California                          and executive vice president of Templeton
Age 37                                         Worldwide, Inc.; director, executive vice
                                               president and chief operating officer of
                                               Templeton Investment Counsel, Inc.; senior
                                               vice president and treasurer of Franklin
                                               Advisers, Inc.; treasurer of Franklin
                                               Advisory Services, Inc.;  treasurer and
                                               chief financial  officer of
                                               Franklin Investment Advisory Services, Inc.;
                                               president  of  Franklin  Templeton  Services,
                                               Inc.; senior vice president of Franklin/Templeton
                                               Investor Services, Inc.; and officer and/or
                                               director or trustee, as the case may be, of
                                               58 of the investment companies in the Franklin
                                               Templeton Group of Funds.


J. MARK MOBIUS               Vice President    Portfolio  manager of various Templeton
Two Exchange Square                            advisory affiliates; managing director of Templeton
Suite 908                                      Asset Management Ltd.; formerly, president of
Hong Kong                                      International Investment Trust Company
Age 61                                         Limited (investment manager of Taiwan R.O.C. Fund)
                                               (1986-1987) and director of Vickers da Costa,
                                               Hong Kong (1983-1986); and officer of 8 of the
                                               investment companies in the Franklin
                                               Templeton Group of Funds.


THOMAS LATTA                 Vice President    Vice President of the Templeton Global Bond
500 East Broward Blvd.                         Managers, a division of Templeton Investment
Ft. Lauderdale, Florida                        Counsel, Inc., formerly, portfolio manager at
Age 37                                         Forester & Hairston (1988-1990) and
                                               investment advisor at Merrill, Lynch, Pierce,
                                               Fenner & Smith, Inc. (1981-1988).


JOHN R. KAY                  Vice President    Vice president and treasurer of Templeton
500 East Broward Blvd.                         Worldwide, Inc.; assistant vice president of
Ft. Lauderdale, Florida                        Franklin Templeton Distributors, Inc.;
Age 57                                         formerly, vice president and controller of
                                               the Keystone Group, Inc.; and officer
                                               of 27 of the investment companies in
                                               the Franklin Templeton Group of Funds.


ELIZABETH M. KNOBLOCK        Vice President-   General counsel, secretary and a senior vice
500 East Broward Blvd.       Compliance        president of Templeton Investment Counsel,
Ft. Lauderdale, Florida                        Inc.; senior vice president of Templeton
Age 42                                         Global Investors, Inc.; formerly, vice
                                               president and associate general counsel of
                                               Kidder Peabody & Co. Inc.(1989-1990), assistant
                                               general counsel of Gruntal & Co., Inc. (1988),
                                               vice president and associate general counsel of
                                               Shearson Lehman Hutton Inc. (1988),  vice
                                               president and assistant general  counsel of E.F.
                                               Hutton & Co. Inc. (1986-1988), and special
                                               counsel of the division of investment management
                                               of the Securities and Exchange Commission
                                               (1984-1986); and officer of 23 of the investment
                                               companies in the Franklin Templeton Group of Funds.


JAMES R. BAIO                Treasurer         Certified public accountant; treasurer of
500 East Broward Blvd.                         Franklin Mutual Advisers, Inc.; senior vice
Ft. Lauderdale, Florida                        president of Templeton Worldwide, Inc.,
Age 43                                         Templeton Global Investors, Inc.and
                                               Templeton Funds Trust Company; formerly,
                                               senior tax manager with Ernst & Young
                                               (certified public accountants) (1977-1989);
                                               and treasurer of 24 of the investment
                                               companies in the Franklin Templeton
                                               Group of Funds.

BARBARA J. GREEN             Secretary         Senior vice president of Templeton Worldwide,
500 East Broward Blvd.                         Inc. and an officer of other subsidiaries of
Ft. Lauderdale, Florida                        Templeton Worldwide, Inc.; senior vice
Age 50                                         president of Templeton Global Investors,
                                               Inc.; formerly, deputy director of the Division
                                               of Investment Management, executive assistant
                                               and senior advisor to the chairman, counsellor
                                               to the chairman, special counsel and attorney
                                               fellow, U.S. Securities and Exchange Commission
                                               (1986-1995), attorney,Rogers & Wells, and judicial
                                               clerk,  U.S. District Court (District of
                                               Massachusetts); and secretary of 23 of the
                                               investment companies in the Franklin Templeton
                                               Group of Funds.


* Nicholas F. Brady and Charles B. Johnson are "interested persons" of the Company under the 1940 Act, which limits the percentage of interested persons that can comprise a fund's board. Charles B. Johnson is an interested person due to his ownership interest in Resources. Mr. Brady's status as an interested person results from his business affiliations with Resources and Templeton Global Advisors Limited. Mr. Brady and Resources are both limited partners of Darby Overseas Partners, L.P. ("Darby Overseas"). Mr. Brady established Darby Overseas in February 1994, and is Chairman and shareholder of the corporate general partner of Darby Overseas. In addition, Darby Overseas and Templeton Global Advisors Limited are limited partners of Darby Emerging Markets Fund, L.P. The remaining Board members of the Company are not interested persons (the "independent members of the Board").

There are no family relationships between any of the directors.

The table above shows the officers and Board members who are affiliated with Distributors and the Investment Managers. Nonaffiliated members of the Board and Mr. Brady are currently paid an annual retainer and/or fees for attendance at Board and committee meetings. Currently, the Company pays the nonaffiliated Board members and Mr. Brady an annual retainer of $10,000, a fee of $800 per Board meeting, and its portion of a flat fee of $2,000 for each audit committee meeting and/or nominating and compensation committee meeting attended. All of the nonaffiliated Board members also serve as directors, trustees or managing general partners of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members and Mr. Brady by the Company and by other funds in the Franklin Templeton Group of Funds for the year ended December 31, 1996.



                                         Total Fees        Number of Boards in
                       Total Fees     Received from the    the Franklin Templeton
                      Received from    Franklin Templeton     Group of Funds on
Name                    the Company     Group of Funds      Which Each Serves*

Harris J. Ashton...    $ 11,250         $ 339,592                53
Nicholas F. Brady..      11,250           119,275                23
Frank J. Crothers..      12,245            29,550                 5
S. Joseph Fortunato      11,250           356,412                55
John Wm. Galbraith.       9,950           102,475                22
Andrew H. Hines, Jr.     12,067           130,525                24
Edith E. Holiday**.       2,650            15,450                16
Betty P. Krahmer...      11,250           119,275                23
Gordon S. Macklin..      11,250           331,542                50
Fred R. Millsaps...      12,067           130,525                24
C.D. Tseretopoulos.      12,246            29,550                 5

 * We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 58 registered investment companies, with approximately 169 U.S. based funds or series.

** Ms. Holiday was elected to the Board on December 3, 1996.

Nonaffiliated members of the Board and Mr. Brady are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director, trustee or managing general partner. No officer or Board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Company or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.


As of September 30, 1997, the officers and Board members did not own of record or beneficially any shares of the Funds.


Investment Management and Other Services


Investment Manager and Services Provided. The Investment Manager of Growth Series and Foreign Equity Series is Templeton Investment Counsel, Inc. ("TICI"). The Investment Manager of Emerging Markets Series is Templeton Asset Management Ltd. - Hong Kong branch ("TAML"). The Investment Manager of Emerging Fixed Income Markets Series is the Templeton Global Bond Managers division of TICI ("TGBM") (collectively, the "Investment Managers"). The Investment Managers provide investment research and portfolio management services, including the selection of securities for the respective Funds to buy, hold or sell, and the selection of brokers through whom the Funds' portfolio transactions are executed. The Investment Managers' activities are subject to the review and supervision of the Board to whom the Investment Managers render periodic reports of the respective Fund's investment activities. The Investment Managers and their officers, directors and employees are covered by fidelity insurance for the protection of the Funds.

The Investment Managers and their affiliates act as investment managers to numerous other investment companies and accounts. An Investment Manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the Investment Manager on behalf of a Fund. Similarly, with respect to the Funds, the Investment Managers are not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that an Investment Manager and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or the accounts of any other funds. The Investment Managers are not obligated to refrain from investing in securities held by the Funds or other funds they manage. Of course, any transactions for the accounts of the Investment Managers and other access persons will be made in compliance with the Funds' Code of Ethics. Please see "Miscellaneous Information - Summary of Code of Ethics."

Management Fees. Under their management agreements, the Funds pay the Investment Managers management fees, computed at the close of business on the last business day of each month. Growth Series and Foreign Equity Series each pays TICI a monthly fee equal on an annual basis to 0.70% of its average daily net assets during the year. During the fiscal years ended December 31, 1996, 1995, and 1994, TICI received from Foreign Equity Series fees of $16,525,094, $9,916,869, and $5,740,479, respectively. During the fiscal years ended December 31, 1996, 1995, and 1994, TICI received from Growth Series fees of $1,656,913, $1,469,015, and $1,365,883, respectively. Emerging Markets Series pays TAML a monthly fee equal on an annual basis to 1.25% of its average daily net assets during the year. During the fiscal years ended December 31, 1996, 1995, and 1994, TAML received from Emerging Markets Series fees of $15,676,692, $8,488,442, and $6,669,935, respectively. Emerging Fixed Income Markets Series will pay TGBM a monthly fee equal on an annual basis to 0.70% of its average daily net assets during the year.

Management Agreements. The management agreements between the Company, on behalf of each Fund, and the Investment Managers are in effect until April 30, 1998. Each management agreement may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the relevant Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the management agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. A management agreement may be terminated without penalty at any time by the Board or by a vote of the holders of a majority of the relevant Fund's outstanding voting securities, or by the Investment Manager, on 60 days' written notice, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

Administrative Services. FT Services provides certain administrative services and facilities for the Funds. These include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.
FT Services is a wholly owned subsidiary of Resources.

Under its administration agreement, the Company pays FT Services a monthly administration fee equal to an annual rate of 0.15% of the Funds' average daily net assets up to $200 million, 0.135% of average daily net assets of $200 million up to $700 million, 0.10% of average daily net assets over $700 million up to $1.2 billion, and 0.75% of average daily net assets over $1.2. billion. During the fiscal years ended December 31, 1996, 1995 and 1994, administration fees were paid to FT Services (and, prior to October 1, 1996, to Templeton Global Investors Inc.) totaling $2,117,449, $1,412,755, and $912,500, respectively, for administrative services to Foreign Equity Series, $211,998, $208,881, and $216,577, respectively, for administrative services to Growth Series, and $1,127,833, $681,225, and $589,648, respectively, for administrative services to Emerging Markets Series.

Shareholder Servicing Agent. Investor Services, a wholly owned subsidiary of Resources, is the Funds' shareholder servicing agent and acts as the Funds' transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account.

Custodian. The Chase Manhattan Bank, at its principal office at MetroTech Center, Brooklyn, New York, 11245, and at the offices of its branches and agencies throughout the world, acts as custodian of the Funds' assets. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

Auditors. McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, New York, 10017, are the Funds' independent auditors. During the fiscal year ended December 31, 1996, their auditing services consisted of rendering an opinion on the financial statements of Growth Series, Foreign Equity Series and Emerging Markets Series included in the Funds' Annual Report to shareholders for the fiscal year ended December, 1996, and review of the Funds' filings with the SEC.

How do the Funds Buy Securities for their Portfolios?


The selection of brokers and dealers to execute transactions in the Funds' portfolios is made by the Investment Managers in accordance with criteria set forth in the management agreements and any directions that the Board may give.

When placing a portfolio transaction, the Investment Managers seek to obtain prompt execution of orders at the most favorable net price. When portfolio transactions are done on a securities exchange, the amount of commission paid by a Fund is negotiated between that Investment Manager and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid in connection with portfolio transactions are based to a large degree on the professional opinions of the persons responsible for the placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. The Investment Managers will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of an Investment Manager, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

In placing orders to effect transactions for a Fund, an Investment Manager may pay to particular brokers commissions that are higher than another broker might charge, if the Investment Manager determines in good faith that the amount of commission paid is reasonable in relation to the value of the brokerage and research services to be received, viewed in terms of the particular transaction or the Investment Manager's overall responsibilities with respect to client accounts for which it exercises investment discretion. Services received by the Investment Managers may include, among other things, information relating to particular companies, markets or countries, local, regional, national or transnational economies, statistical data, quotations and other securities pricing information and other information which provide lawful and appropriate assistance to the Investment Managers in carrying out their investment advisory responsibilities. The services received may not always be of direct benefit to the Funds but must be of value to an Investment Manager in carrying out it overall responsibilities to its clients.

It is not possible to place a dollar value on the special executions or on the research services received by the Investment Managers from broker-dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits the Investment Managers to supplement their own research and analysis activities and to receive the views and information of individuals and research staff of other securities firms. As long as it is lawful and appropriate to do so, the Investment Managers and their affiliates may use this research and data in their investment advisory capacities with other clients. If the Company's officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the Funds' portfolio transactions.

Because Distributors is a member of the NASD, it may sometimes receive certain fees when a Fund tenders portfolio securities pursuant to a tender-offer solicitation. As a means of recapturing brokerage for the benefit of a Fund, any portfolio securities tendered by the Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payment to that Fund's Investment Manager will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of a Fund and one or more other investment companies or clients supervised by an Investment Manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the Investment Manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Funds are concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds.

During the fiscal years ended December 31, 1996, 1995, and 1994, Foreign Equity Series paid brokerage commissions totaling $2,138,850, $2,779,325, and $1,856,075, respectively. During the fiscal years ended December 31, 1996, 1995 and 1994, Growth Series paid brokerage commissions totaling $173,658, $302,096, and $196,751, respectively. During the fiscal years ended December 31, 1996, 1995 and 1994, Emerging Markets Series paid brokerage commissions totaling $3,832,003, $1,949,885, and $1,442,148, respectively.

As of December 31, 1996, the Funds did not own securities of their regular broker-dealers.



How do I Buy, Sell and Exchange Shares?


Additional Information on Buying Shares

The Funds continuously offer their shares through Securities Dealers who have an agreement with Distributors.

Securities laws of states where the Funds offer their shares may differ from federal law. Banks and financial institutions that sell shares of the Funds may be required by state law to register as Securities Dealers.

When you buy shares, if you submit a check or a draft that is returned unpaid to the Funds we may impose a $10 charge against your account for each returned item.

Distributors and/or its affiliates provide financial support to various Securities Dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a Securities Dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a Securities Dealer's support of, and participation in, Distributors' marketing programs; a Securities Dealer's compensation programs for its registered representatives; and the extent of a Securities Dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to Securities Dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain Securities Dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the NASD's rules.

Reinvestment Date. Shares acquired through the reinvestment of dividends will be purchased at the Net Asset Value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

Additional Information on Exchanging Shares

If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be exchanged into the new fund and will be invested at Net Asset Value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange is included in the tax section in this SAI and in the prospectus.

If a substantial number of shareholders should, within a short period, sell their shares of a Fund under the exchange privilege, that Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the Funds' general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with that Fund's particular investment objective exist immediately. This money will then be withdrawn from the short-term money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of Fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the prospectus.

Additional Information on Selling Shares

Systematic Withdrawal Plan. There are no service charges for establishing or maintaining a systematic withdrawal plan. Once your plan is established, any distributions paid by a Fund will be automatically reinvested in your account. Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the prior business day.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from a Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

A Fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.

Through Your Securities Dealer. If you sell shares through your Securities Dealer, it is your dealer's responsibility to transmit the order to the Funds in a timely fashion. Any loss to you resulting from your dealer's failure to do so must be settled between you and your Securities Dealer.

Redemptions in Kind. The Funds have committed themselves to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Funds' net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Funds, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Funds. In these circumstances, the securities distributed would be valued at the price used to compute the pertinent Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Funds do not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

General Information

If dividend checks are returned to a Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.

If mail is returned as undeliverable or we are unable to locate you or verify your current mailing address, we may deduct the costs of our efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Funds must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

How are Fund Shares Valued?


We calculate the Net Asset Value per share as of the scheduled close of the NYSE, generally 4:00 p.m. Eastern time, each day that the NYSE is open for trading. As of the date of this SAI, the Company is informed that the NYSE observes the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

For the purpose of determining the aggregate net assets of each Fund, cash and receivables are valued at their realizable amounts. Interest is recorded as accrued and dividends are recorded on the ex-dividend date. Over-the-counter portfolio securities are valued within the range of the most recent quoted bid and ask prices. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market as determined by the Investment Managers.

Portfolio securities underlying actively traded call options are valued at their market price as determined above. The current market value of any option held by a Fund is its last sale price on the relevant exchange before the time when assets are valued. Lacking any sales that day or if the last sale price is outside the bid and ask prices, options are valued within the range of the current closing bid and ask prices if the valuation is believed to fairly reflect the contract's market value.

The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, if that is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the mean between the current bid and ask prices is used. Occasionally events that affect the values of foreign securities and foreign exchange rates may occur between the times at which they are determined and the close of the exchange and will, therefore, not be reflected in the computation of a Fund's Net Asset Value. If events materially affecting the values of these foreign securities occur during this period, the securities will be valued in accordance with procedures established by the Board.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business of the NYSE on each day that the NYSE is open. Trading in European or Far Eastern securities generally, or in a particular country or countries, may not take place on every NYSE business day. Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE and on which a Fund's Net Asset Value is not calculated. Thus, the calculation of a Fund's Net Asset Value does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in the calculation and, if events materially affecting the values of these foreign securities occur, the securities will be valued at fair value as determined by management and approved in good faith by the Board.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the Net Asset Value of a Fund's shares is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the scheduled close of the NYSE that will not be reflected in the computation of a Fund's Net Asset Value. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the Board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/ or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board, the Funds may utilize a pricing service, bank or Securities Dealer to perform any of the above described functions.

Additional Information on Distributions and Taxes


Distributions

You may receive two types of distributions from the Fund:

1. Income dividends. A Fund receives income generally in the form of dividends, interest and other income derived from its investments. This income, less the expenses incurred in the Funds' opera- tions, is their net investment income from which income dividends may be distributed. Thus, the amount of dividends paid per share may vary with each distribution.

2. Capital gain distributions. A Fund may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Distributions by the Fund derived from net short-term and net long-term capital gains (after taking into account any capital loss carryforward or post October loss deferral) may generally be made twice each year, once in December and once following the end of the Fund's fiscal year. The Fund may adjust the timing of these distributions for operational or other reasons.

Taxes

Each Fund intends normally to pay a dividend at least once annually representing substantially all of its net investment income and to distribute at least annually any net realized capital gains. By so doing and meeting certain diversification of assets and other requirements of the Internal Revenue Code of 1986, as amended (the "Code"), each Fund intends to qualify as a regulated investment company under the Code. The status of a Fund as a regulated investment company does not involve government supervision of management or of its investment practices or policies. As a regulated investment company, a Fund generally will be relieved of liability for U.S. federal income tax on that portion of its net investment income and net realized capital gains which it distributes to its shareholders. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a nondeductible 4% excise tax. To prevent application of the excise tax, the Funds intend to make distributions in accordance with the calendar year distribution requirement. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to shareholders will be taxable to the extent of the Fund's available earnings and profits.

Dividends of net investment income and of short-term capital gains (the excess of net short-term capital gains over net long-term capital losses) are taxable to shareholders as ordinary income. It is anticipated that only a small percentage (if any) of a Fund's distributions will qualify for the corporate dividends-received deduction. Distributions of net long-term capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder, and are not eligible for the dividends-received deduction. Generally, dividends and distributions are taxable to shareholders, whether or not reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

Income received by a Fund from sources within a foreign country may be subject to withholding taxes and other taxes imposed by that country. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

If, at the close of any fiscal year, more than 50% of the value of a Fund's total assets is invested in securities of foreign corporations (as to which no assurance can be given), the Fund generally may elect pursuant to Section 853 of the Code to pass through to its shareholders the foreign income and similar taxes paid by the Fund in order to enable such shareholders to take a credit (or deduction) for foreign income taxes paid by the Fund. In that case, a shareholder must include in his gross income on his federal income tax return both dividends received by him from the Fund and the amount which the Fund advises him is his pro rata portion of foreign income taxes paid with respect to, or withheld from, dividends, interest, or other income of the Fund from its foreign investments. The shareholder may then subtract from his federal income tax the amount of such taxes withheld, or else treat such foreign taxes as an itemized deduction from his gross income; however, the above-described tax credit and deduction are subject to certain limitations. Foreign taxes may not be deducted in computing alternative taxable income and may at most offset (as a credit) 90% of the alternative minimum tax. The foregoing is only a general description of the foreign tax credit. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to contact their own tax advisers.

The Funds may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

The Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election may be available that would involve marking to market each Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the fund level under the PFIC rules would generally be eliminated, but the Funds could, in limited circumstances, incur nondeductible interest charges. Each Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject a Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains and losses, may increase or decrease the amount of a Fund's net investment income to be distributed to its shareholders as ordinary income. For example, fluctuations in exchange rates may increase the amount of income that a Fund must distribute in order to qualify for treatment as a regulated investment company and to prevent application of an excise tax on undistributed income. Alternatively, fluctuations in exchange rates may decrease or eliminate income available for distribution. If section 988 losses exceed other net investment income during a taxable year, a Fund generally would not be able to make ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as return of capital to shareholders for federal income tax purposes, rather than as an ordinary dividend, reducing each shareholder's basis in his Fund shares, or as a capital gain.

Certain options, futures contracts and forward contracts in which the Funds may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"); however, foreign currency gains or losses (as discussed above) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, in some cases, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

The hedging transactions undertaken by the Funds may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds which is taxed as ordinary income when distributed to shareholders.

Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the elections(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

Rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Emerging Fixed Income Markets Series intends to account for such transactions in a manner deemed by it to be appropriate, the Internal Revenue Service might not necessarily accept such treatment. If it did not, the status of the Emerging Fixed Income Markets Series as a regulated investment company might be affected. The Emerging Fixed Income Markets Series intends to monitor developments in this area. Certain requirements that must be met under the Code in order for the Emerging Fixed Income Markets Series to qualify as a regulated investment company may limit the extent to which it will be able to engage in swap agreements.

Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in transactions in options, futures, forward contracts and swap agreements.

Some of the debt securities that may be acquired by the Funds may be subject to the special rules for obligations issued or acquired at a discount. Generally, under these rules, the amount of the discount is treated as ordinary income and, depending upon the circumstances, the discount is included in income (i) over the term of the debt security, even though payment of the discount is not received until a later time, usually when the debt security matures, or (ii) upon the disposition of, and any partial payment of principal on, the debt security.

A Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund or by borrowing.

Upon the sale or exchange of his shares, a shareholder generally will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term if the shareholder's holding period for the shares is more than one year and generally otherwise will be short-term. Any loss realized on a sale or exchange of a Fund's shares will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in the Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of long-term capital gains (designated by the Fund as capital gain dividends) received by the shareholder with respect to such shares.

Each Fund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number and to make such certifications as the Fund may require, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

Ordinary dividends and taxable capital gain distributions declared in October, November or December with a record date in such month and paid during the following January will be treated as having been paid by a Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

Distributions from the Funds and dispositions of Fund shares also may be subject to state and local taxes. Non-U.S. Shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are advised to consult their own tax advisers for details with respect to the particular tax consequences to them of an investment in the Funds.

The Funds' Underwriter


Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering for shares of the Funds. The underwriting agreement with respect to a Fund will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of that Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 60 days' written notice.

Distributors pays the expenses of the distribution of the Funds' shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Funds pay the expenses of preparing and printing amendments to their registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.


How do the Funds Measure Performance?


Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Funds be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return quotations used by the Funds are based on the standardized methods of computing performance mandated by the SEC. If a Rule 12b-1 plan is adopted, performance figures reflect fees from the date of the plan's implementation. An explanation of these and other methods used by the Funds to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

Total Return

Average  Annual Total  Return.  Average  annual total  return is  determined  by finding  the  average  annual  rates of return  over  one-,  five- and  ten-year periods, or fractional portion thereof, that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at Net Asset Value. The quotation assumes the account was completely redeemed at the end of each one-, five- and ten-year period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum front-end sales charge currently in effect.


The average annual total return of Growth Series for the one-year period ended December 31, 1996 and for the period from commencement of operations on May 3, 1993 to December 31, 1996 was 22.57% and 15.72%, respectively. The average annual total return of Foreign Equity Series for the one and five-year periods ended December 31, 1996 and for the period from commencement of operations on October 18, 1990 to December 31, 1996 was 21.58%, 12.73%, and 13.12%,
respectively. The average annual total return of Emerging Markets Series for the one-year period ended December 31, 1996 and for the period from commencement of operations on May 3, 1993 to December 31, 1996 was 18.86% and 9.25% respectively. The aggregate total return of Emerging Fixed Income Markets Series for the period from commencement of operations on June 4, 1997 to September 30, 1997 was 7.20%.

These figures were calculated according to the SEC formula:

                                  P(1+T)n = ERV
where:

     P   =  a hypothetical  initial payment of
            $1,000
     T   =  average annual total return
     n   =  number of years
    ERV  =  ending redeemable value of a
            hypothetical $1,000 payment made at the
            beginning of the one-, five- or
            ten-year periods at the end of
            the one-, five- or ten-year periods(or
            fractional portion thereof)


Cumulative Total Return. Like average annual total return, cumulative total return assumes income dividends and capital gain distributions are reinvested at Net Asset Value. Cumulative total return, however, will be based on each Fund's actual return for a specified period rather than on its average annual return over one-, five- and ten-year periods, or fractional portion thereof. The cumulative total return of Growth Series for the one-year period ended December 31, 1996 and for the period from commencement of operations on May 3, 1993 to December 31, 1996 was 22.57% and 70.72%, respectively. The cumulative total return of Foreign Equity Series for the one- and five-year periods ended December 31, 1996 and for the period from commencement of operations on October 18, 1990 to December 31, 1996 was 21.58%, 82.07% and 114.82%, respectively. The cumulative total return of Emerging Markets Series for the one-year period ended December 31, 1996 and for the period from commencement of operations on May 3, 1993 to December 31, 1996 was 18.86% and 38.29%, respectively. The cumulative total return of Emerging Fixed Income Markets Series for the period from commencement of operations on June 4, 1997 to September 30, 1997 was 7.20%.


Volatility

Occasionally statistics may be used to show a Fund's volatility or risk. Measures of volatility or risk are generally used to compare a Fund's Net Asset Value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of Net Asset Value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

Other Performance Quotations

Sales literature referring to the use of a Fund as a potential investment for Individual Retirement Accounts (IRAs), Business Retirement Plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

The Funds may include in advertising or sales material information relating to investment objectives and performance results of funds belonging to the Franklin Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of both the Franklin Group of Funds and Templeton Group of Funds.

Comparisons

To help you better evaluate how an investment in a Fund may satisfy your investment objective, advertisements and other materials about the Funds may discuss certain measures of Fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples: (i) unmanaged indices so that you may compare a Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities market in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

From time to time, the Funds and the Investment Managers may also refer to the following information:

(a) Investment Managers and their affiliates' market share of international equities managed in mutual funds prepared or published by Strategic Insight or a similar statistical organization.

(b) The performance of U.S. equity and debt markets relative to foreign markets prepared or published by Morgan Stanley Capital
    International or a similar financial organization.

(c) The capitalization of U.S. and foreign stock markets as prepared or published by the International Finance Corporation, Morgan Stanley Capital International or a similar financial organization.

(d) The geographic and industry distribution of each Fund's portfolio and top ten holdings.

(e) The gross national product and populations, including age characteristics, literacy rates, foreign investment improvements due to a liberalization of securities laws and a reduction of foreign exchange controls, and improving communication technology, of various countries as published by various statistical organizations.

(f) To assist investors in understanding the different returns and risk characteristics of various investments, the Funds may show historical returns of various investments and published indices (e.g., Ibbotson Associates, Inc. Charts and Morgan Stanley EAFE -- Index).

(g) The major industries located in various jurisdictions as published by the Morgan Stanley Index.

(h) Rankings by DALBAR Surveys, Inc. with respect to mutual fund shareholder services.

(i) Allegorical stories illustrating the importance of persistent long-term investing.

(j) The Funds' portfolio turnover rates and their rankings relative to industry standards as published by Lipper Analytical Services, Inc. or Morningstar, Inc.

(k) A description of the Templeton organization's investment management philosophy and approach, including its worldwide search for undervalued or "bargain" securities and its diversification by industry, nation and type of stocks or other securities.

(l) The number of shareholders in the Funds or the aggregate number of shareholders of the open-end investment companies in the Franklin Templeton Group of Funds or the dollar amount of fund and private account assets under management.

(m) Comparison of the characteristics of various emerging markets, including population, financial and economic conditions.

(n) Quotations from the Templeton organization's founder, Sir John Templeton,* advocating the virtues of diversification and long-term investing, including the following:

    o "Never follow the crowd. Superior performance is possible only if you invest differently from the crowd."

    o   "Diversify by company, by industry and by country."

    o   "Always maintain a long-term perspective."

    o   "Invest for maximum total real return."

    o   "Invest -- don't trade or speculate."

    o   "Remain flexible and open-minded about types of investment."

    o   "Buy low."

    o   "When buying stocks, search for bargains among quality stocks."

    o   "Buy value, not market trends or the economic outlook."

    o "Diversify. In stocks and bonds, as in much else, there is safety in numbers."

    o   "Do your homework or hire wise experts to help you."

    o   "Aggressively monitor your investments."

    o   "Don't panic."

    o   "Learn from your mistakes."

    o   "Outperforming the market is a difficult task."

    o "An investor who has all the answers doesn't even understand all the questions."

    o   "There's no free lunch."

    o   "And now the last principle: Do not be fearful or negative too often."

* Sir John Templeton sold the Templeton organization to Resources in October, 1992 and resigned from the Board on April 16, 1995. He is no longer involved with the investment management process.

From time to time, advertisements or information for the Funds may include a discussion of certain attributes or benefits to be derived from an investment in the Funds. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information may also compare a Fund's performances to the return on CDs or other investments. You should be aware, however, that an investment in a Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of a Fund's fixed-income investments, if any, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the Funds' shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Funds' portfolios, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Funds to calculate their figures. In addition, there can be no assurance that the Funds will continue their performance as compared to these other averages.

Miscellaneous Information



The Company is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 49 years and now services more than 2.7 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton Worldwide, Inc., a pioneer in international investing. Mutual Series Fund Inc., known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $215 billion in assets under management for more than 5.4 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 119 U.S. based open-end investment companies to the public. Each Fund may identify itself by its NASDAQ symbol or CUSIP number.


The Dalbar Surveys, Inc. broker-dealer survey has ranked Franklin number one in service quality for five of the past nine years.


As of September 30, 1997, the principal shareholders of the Fund, beneficial or of record, were as follows:

             Name and Address                 Share Amount   Percentage
             GROWTH SERIES
             Princeton Theological            12,418,619          61%
              Seminary
             P.O. Box 821
             Princeton, NJ 08542-0803
             Utah State Retirement             3,201,090          15%
              Board Defined
              Contribution Plan
             540 East 200 South
             Salt Lake City, UT
             84102-2099
             T. Rowe Price, Trustee            1,428,506           7%
             FBO Honeywell
             10090 Red Run Boulevard
             Owings Mills, MD 21117
             Peter Norton, Trustee             1,250,813           6%
              Norton Family Trust
             225 Arizona Avenue
             Santa Monica, CA
             90401-1210
             EMERGING MARKETS
               SERIES
             New York State Common            22,520,748          13%
             Retirement Fund
             Alfred E. Smith State
             Office Building
             Albany, NY 12236
             Charles Schwab & Co.,             8,092,118           5%
              Inc.
             Special Custody Account
              for the Exclusive
              Benefit of Customers
             101 Montgomery Street
             San Francisco, CA 94104
             EMERGING FIXED INCOME
              MARKETS SERIES
             Templeton Global                    200,000         100%
              Investors, Inc.
             ATTN: Corporate Treasury
             1850 Gateway Drive
             San Mateo, CA 94404


From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the best knowledge of the Company, no other person holds beneficially or of record more than 5% of a Fund's outstanding shares.

In the event of disputes involving multiple claims of ownership or authority to control your account, a Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.

Summary of Code of Ethics. Employees of Resources or its subsidiaries who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed within 24 hours after clearance; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and (iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

Financial Statements



The audited financial statements contained in the Annual Report to shareholders of Growth Series, Foreign Equity Series and Emerging Markets Series, for the fiscal year ended December 31, 1996, including the auditors' report, are incorporated herein by reference. The unaudited financial statements dated September 30, 1997, for Emerging Fixed Income Markets Series are included herewith.

Emerging Fixed Income Markets Series

Financial Highlights

                                                          June 4, 1997
                                                         (commencement of
                                                          operations) to
                                                       September 30, 1997
                                                          (unaudited)
      Per Share Operating Performance
      (for a share outstanding throughout the period)
      Net asset value, beginning of period..................      $   10.00
      Income from investment operations:
        Net investment income............................               .21
        Net realized and unrealized gain (loss)..........               .51
      Total from investment operations......................            .72
      Net asset value, end of period........................      $   10.72

      Total Return(1).......................................          7.20%
      Ratios/supplemental data:
      Net assets, end of period (000).......................       $  2,144
      Ratio of expenses to average net assets...............           6.42%(2)
      Ratio of expenses, net of reimbursement, to average
      net assets............................................          1.25%(2)
      Ratio of net investment income to average net assets..          6.40%(2)
      Portfolio turnover rate...............................         111.57%


(1) Not annualized for periods less than one year.

(2) Annualized.

                       See Notes to Financial Statements.

Emerging Fixed Income Markets Series

Statement of Investments, September 30, 1997 (unaudited)



                                                         Principal
                                                           Amount*     Value

        Long Term Securities: 96.4%
        Argentina: 16.5%
         Republic of Argentina, 9.75%, 9/19/27..........   250,000  $    251,625
         Republic of Argentina, 8.75%, 5/09/02..........   100,000       101,650
                                                                     -----------
                                                                         353,275
        Brazil: 13.7%
         Brazil C-Bond, 8.00%, 4/15/14..................   224,130       194,446
         Government of Brazil, 10.125%, 5/15/27.........   100,000       100,274
                                                                     ----------
                                                                         294,721
       Bulgaria: 4.7%
        Republic of Bulgaria, 6.562%, FRN, 7/28/11.....   125,000        100,938
        Ecuador: 2.6%
         Republic of Ecuador, 3.25%, FRN, 2/28/25.......   100,000        56,125
       Mexico: 27.7%
        Banco Nacional de Comercio Exterior,7.25%,2/02/04. 100,000        95,063
        United Mexican States, 6.25%, 12/31/19.........    600,000       498,000
                                                                     -----------
                                                                        593,063
      Poland: 4.6%
       Government of Poland, 6.937% FRN, 10/27/24.....   100,000        98,100
      Russia: 4.9%
       Ministry of Finance of Russia,10.00%,6/26/07,144A 100,000       106,100
      Turkey: 7.2%
       Republic of Turkey, 10.00%, 9/19/97, 144A......   150,000       155,250
      Venezuela: 14.5%
       Republic of Venezuela, 9.25%, 9/15/27..........   325,000       309,968
                                                                    -----------
     Total Long Term Securities 96.4%(Cost $1,985,497)..              2,067,540
     Other Assets, less liabilities: 3.6%.............                  76,795
     Total Net Assets: 100.0%.........................              $2,144,335


* Securities traded in U.S. dollars.

                       See Notes to Financial Statements.

Emerging Fixed Income Markets Series

Financial Statements


Statement of Assets and Liabilities
September 30, 1997 (unaudited)


Assets:
 Investments in securities, at value (identified cost $1,995,497)  $ 2,067,540
 Cash....................................................                8,786
 Receivables:
  Investment securities sold...........................                163,375
  Dividends and interest...............................                 40,910
  From affiliates......................................                 17,507
 Other assets............................................                5,779
                                                                   -----------
     Total assets....................................                2,303,897
                                                                   ===========
 Liabilities:
  Payables for investment securities purchased............             159,562
                                                                  ------------
     Total liabilities...............................                  159,562
                                                                  ------------
 Net assets, at value......................................        $ 2,144,335
                                                                   ===========
 Net assets consist of:
  Undistributed net investment income.....................              42,725
  Net unrealized appreciation.............................              75,856
  Undistributed net realized gain.........................              25,754
  Capital shares..........................................           2,000,000
                                                                   -----------
Net assets, at value......................................         $ 2,144,335
                                                                   ===========
Shares outstanding........................................             200,000
                                                                   ===========
Net asset value per share ($2,144,335/200,000shares outstanding)   $     10.72
                                                                   ===========

                       See Notes to Financial Statements.

Emerging Fixed Income Markets Series

Statement of Operations
for the period June 4, 1997 through September 30, 1997 (unaudited)

 Interest income                                          $  51,063
 Expenses:
  Management fees (Note 3)..................        581
  Administrative fees (Note 3)..............      4,673
  Custodian fees............................        325
  Reports to shareholders...................        200
  Audit fees................................      7,000
  Registration and filing fees..............     28,876
  Directors' fees and expenses..............        200
  Legal fees................................        300
  Transfer agent............................        200
  Other.....................................        500
                                             ----------
    Total expenses....................           42,855
  Less expenses waived......................    (34,517)
                                             -----------
    Total expenses less fees waived...                        8,338
                                                           --------
    Net investment income.............                       42,725
                                                           --------
  Realized and unrealized gains:
    Net realized gain on investment...........               25,754
    Net unrealized appreciation on investments               75,856
                                                           --------
      Net realized and unrealized gain..                    101,610
                                                           --------
  Net increase in net assets resulting from operations    $ 144,335
                                                          =========

                       See Notes to Financial Statements.

Emerging Fixed Income Markets Series

Statements of Changes in Net Assets

                                                                 Period from
                                                                 June 4, 1997
                                                                (commencement
                                                              of operations) to
                                                             September 30, 1997
                                                                 (unaudited)
                                                            ------------------
  Increase (decrease) in net assets:
   Operations:
     Net investment income..........................             $   42,725
     Net realized gain on investments...............                 25,754
     Net unrealized appreciation....................                 75,856
                                                                 ----------
        Net increase in net assets resulting from operations.       144,335
   Capital share transactions (Note 2)...............             2,000,000
                                                                 ----------
        Net increase in net assets................                2,144,335
   Net assets:
     Beginning of period...............................                --
     End of period.....................................          $2,144,335
                                                                 ==========

                       See Notes to Financial Statements.

Emerging Fixed Income Markets Series

Notes to Financial Statements (unaudited)




1. Organization and Significant Accounting Policies


Emerging Fixed Income Markets Series (the Fund) is a separate, non-diversified series of Templeton Institutional Funds, Inc. (the Company), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks high total return, by investing primarily in a portfolio of debt obligations of companies, governments and government related entities in emerging market countries. The following summarizes the Fund's significant accounting policies.

A. Security Valuation

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

B. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the differences between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. Income Taxes

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

D. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

E. Accounting Estimates

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F. Securities Issued on a When-Issued or Delayed Basis

The Fund may trade securities on a when-issued or delayed basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities before the settlement date.

Included in the statement of assets and liabilities as of September 30, 1997 are receivables for investments securities sold and payables for investments securities purchased of $163,375 and $159,562, respectively, related to the sale and purchase of Russian when-issued securities. The realization of these receivables and payables are subject to the risk that such securities may never be issued. Included in net unrealized gains on investments is $3,813 which related to positions sold as of September 30, 1997. In the event these securities are not issued, such gains will not be realized.

2. Capital Stock


At September 30, 1997, there were 700 million shares authorized ($0.01 par value) of which 70 million shares have been classified as Fund shares. Transactions in the Fund's shares were as follows:

                              For the period
                            June 4, 1997 through
                            September 30, 1997
                            Shares      Amount
                          ---------   -----------
          Shares sold.     200,000    $2,000,000
                          ========    ==========
          Net increase     200,000    $2,000,000
                          =======     ==========

Templeton Global Investors, Inc., a subsidiary of Franklin Resources, is the record owner of 100% of the outstanding Fund shares as of September 30, 1997.

3. Transactions with Affiliates and Related Parties


Certain officers of the Fund are also directors or officers of Templeton Investment Counsel, Inc. (TICI), Franklin Templeton Services, Inc. (FT Services) Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to TICI of 0.70% per year of the average daily net assets of the Fund. The Fund pays its allocated share of an administrative fee to FT Services based on the Company's aggregate average daily net assets as follows:

             Annualized
              Fee Rate     Average Daily Net Assets
             ----------   -------------------------
                0.15%     First $200 million
               0.135%     Over $200 million, up to and
                          including $700 million
                0.10%     Over $700 million, up to and
                          including $1.2 billion
               0.075%     Over $1.2 billion

TICI and FT Services agreed in advance to limit total expenses of the Fund to an annual rate of 1.25% of average daily net assets through April 30, 1998.

4. Investment Transactions


Purchases  and sales of securities  (excluding  short-term  securities)  for the
period  ended  September  30,  1997,   aggregated   $3,968,894  and  $2,026,478,
respectively.

5. Income Taxes


The cost of securities for federal income tax purpose is the same as that shown in the Statement of Investments. At September 30, 1997, the net unrealized appreciation based on cost of investments for income tax purposes was $75,856.


Useful Terms and Definitions


1940 Act - Investment Company Act of 1940, as amended

AMEX - American Stock Exchange

Board - The Board of Directors of the Company


CD - Certificate of Deposit


CFTC - Commodity Futures Trading Commission

Class I and Class II - Certain funds in the Franklin Templeton Funds offer two classes of shares, designated "Class I" and "Class II." The two classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the Funds are considered Class I shares for redemption, exchange and other purposes.

Code - Internal Revenue Code of 1986, as amended

Company - Templeton Institutional Funds, Inc., an open-end management investment company, currently consisting of four separate series: Growth Series, Foreign Equity Series, Emerging Markets Series and Emerging Fixed Income Markets Series.

Distributors - Franklin/Templeton Distributors, Inc., the Funds' principal underwriter


Franklin Templeton Funds - The U.S. registered funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund.


Franklin Templeton Group - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

Franklin Templeton Group of Funds - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton
Group of Funds.

FT Services - Franklin Templeton Services, Inc., the Funds' administrator.

Funds - The four separate series of the Company: Growth Series, Foreign Equity Series, Emerging Markets Series and Emerging Fixed Income Markets Series.


Investment Manager - A Fund's investment manager: Templeton Investment Counsel, Inc. ("TICI") for Growth Series and Foreign Equity Series; Templeton Asset Management Ltd. - Hong Kong Branch ("TAML") for Emerging Markets Series; and Templeton Global Bond Managers ("TGBM"), a division of TICI, for Emerging Fixed Income Markets Series.


Investor Services - Franklin/Templeton Investor Services, Inc., the Funds' shareholder servicing and transfer agent

IRS - Internal Revenue Service

Letter - Letter of Intent

Moody's - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.

Net Asset Value (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NYSE - New York Stock Exchange


Prospectus - The prospectus for the Funds dated May 1, 1997, as amended November 1, 1997, which may be further amended from time to time


Resources - Franklin Resources, Inc.

SAI - Statement of Additional Information

S&P - Standard & Poor's Ratings Service, a division of The McGraw-Hill Companies, Inc.

SEC - U.S. Securities and Exchange Commission

Securities Dealer - A financial institution which, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity.

TGBM - Templeton Global Bond Managers, a division of TICI, is the Investment Manager for the Emerging Fixed Income Markets Series.

TAML - Templeton Asset Management Ltd. - Hong Kong branch is the Investment Manager for the Emerging Markets Series.

TICI - Templeton Investment Counsel, Inc. is the Investment Manager for the Growth Series and Foreign Equity Series.

U.S. - U.S.

We/Our/Us - Unless a different meaning is indicated by the context, these terms refer to the Funds and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.

                                     PART C


                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

        (a) FINANCIAL STATEMENTS

            (1) Audited Financial Statements filed in Part B.

             Incorporated by reference to 1996 Annual Reports to Shareholders of Growth Series, Foreign Equity Series, and Emerging Markets Series:

             Independent Auditor's Report as of December 31, 1996 Statement of Assets and Liabilities as of December 31, 1996 Statement of Operations for fiscal period ended December 31, 1996 Statement of Changes in Net Assets for the years ended December 31, 1996 and 1995 Portfolio of Investments as of December 31, 1996 Notes to Financial Statements

            (2) Unaudited Finanical Statements filed in Part B.

                Incorporated in the Statement of Additional Information:

                Emerging Fixed Income Markets Series

                Financial Highlights for the period June 4, 1997 through
                     September 30, 1997
                Statement of Investments as of  September  30, 1997
                Statement of Assets and Liabilities as of September 30, 1997 Statement of Operations for fiscal period June 4, 1997 through
                    September 30, 1997
                Statement of Changes in Net Assets for the period June 4, 1997 through September 30, 1997
                Notes to Financial Statements

        (b) EXHIBITS

             (1) (a) Articles of Incorporation***
                 (b) Articles of Amendment dated January 11,1993***
                 (c) Articles Supplementary dated January 11, 1993***
                 (d) Articles Supplementary dated April 28, 1993***
                 (e) Articles Supplementary dated July 1, 1993***
                 (f) Articles Supplementary dated September 30, 1993***
                 (g) Articles Supplementary dated March 1, 1994****
                 (h) Articles Supplementary dated January 5,1995****
                 (i) Articles Supplementary dated January 17, 1996***
                 (j) Articles Supplementary dated April 15, 1996***
                 (k) Articles Supplementary dated December 27, 1996*
                 (l) Articles Supplementary dated April 10, 1997*

             (2) By-Laws*

             (3) Not Applicable

             (4) Specimen Security*****

             (5) (a) Amended and Restated Investment Management Agreement for
                         Foreign Equity Series***
                 (b) Amended and Restated Investment Management Agreement for
                         Growth Series***
                 (c) Amended and Restated Investment Management Agreement for
                         Emerging Markets Series***
                 (d)Form of Investment Management Agreement for
                         Emerging Fixed Income Markets Series**

             (6) Form of Amended and Restated Distribution Agreement**

             (7)  Not Applicable

             (8) Form of Amended and Restated Custody Agreement**

             (9)(a)Form of Amended and Restated Transfer Agent Agreement*
                (b Form of Amended and Restated Fund Administration
                        Agreement**

             (10)Opinion and Consent of Counsel--filed with Rule 24f-2
                    Notice on February 27, 1997

             (11) Consent of independent public accountants

             (12) Not Applicable

             (13) Letter concerning initial capital***

             (14) Not Applicable

             (15) Not Applicable

             (16) Schedule showing computation of performance quotations provided in response to Item 22****

             (27) Financial Data Schedules


---------------------
* Filed with Post-Effective Amendment No. 11 to the Registration Statement on May 1, 1997
**    Filed with Post-Effective Amendment No. 10 to the Registration
        Statement on February 14, 1997
***   Filed with Post-Effective Amendment No. 9 to the Registration
        Statement on April 28, 1996
****  Filed with Post-Effective Amendment No. 8 to the Registration
        Statement on May 1, 1995.
***** Filed with Pre-Effective Amendment No. 3 to the Registration
        Statement on October 17, 1990.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  Not applicable.


ITEM 26. NUMBER OF RECORD HOLDERS


TITLE OF CLASS                                  NUMBER OF RECORD HOLDERS

Growth Series
Class of Common Shares                         25 as of September 30, 1997

Foreign Equity Series
Class of Common Shares                         916 as of September 30, 1997

Emerging Markets Series
Class of Common Shares                         461 as of September 30, 1997

Emerging Fixed Income Markets Series
Class of Common Shares                          1 as of September 30, 1997


ITEM 27. INDEMNIFICATION.

         Reference is made to Articles Eight and Eleven of the Registrant's
          Articles of Incorporation.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with he successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such ndemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND ITS OFFICERS AND DIRECTORS

          The business and other connections of Registrant's Investment Managers are described in Part B of this Registration Statement.

          For information relating to the Investment Managers' officers and directors, reference is made to Forms ADV filed under the Investment Advisers Act of 1940 by Templeton Investment Counsel, Inc. and Templeton Asset Management Ltd., which are incorporated herein by reference.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Franklin Templeton Distributors, Inc. also acts as principal underwriter of shares of:

         Franklin Templeton Japan Fund
         Templeton American Trust, Inc.
         Templeton Capital Accumulator Fund, Inc.
         Templeton Developing Markets Trust
         Templeton Funds, Inc.
         Templeton Global Investment Trust
         Templeton Global Opportunities Trust
         Templeton Global Real Estate Fund
         Templeton Global Smaller Companies Fund, Inc.
         Templeton Growth Fund, Inc.
         Templeton Income Trust
         Templeton Variable Products Series Fund

         Franklin Asset Allocation Fund
         Franklin California Tax Free Income Fund, Inc.
         Franklin California Tax Free Trust
         Franklin Custodian Funds, Inc.
         Franklin Equity Fund
         Franklin Federal Money Fund
         Franklin Federal Tax-Free Income  Fund
         Franklin Gold Fund
         Franklin Government Securities Trust
         Franklin High Income Trust
         Franklin Investors Securities Trust
         Franklin Managed Trust
         Franklin Money Fund
         Franklin Municipal Securities Trust
         Franklin Mutual Series Fund, Inc.
         Franklin New York Tax-Free Income Fund, Inc.
         Franklin New York Tax-Free  Trust
         Franklin Real Estate  Securities Fund
         Franklin Strategic Mortgage Portfolio
         Franklin Strategic Series
         Franklin Tax Exempt Money Fund
         Franklin Tax-Free  Trust
         Franklin Templeton Fund Allocator Series
         Franklin Templeton Global Trust
         Franklin Templeton  International  Trust
         Franklin Templeton  Money Fund Trust
         Franklin Value Investors Trust
         Institutional Fiduciary Trust


       (b) The directors and officers of FTD, located at 777 Mariners Island Blvd., San Mateo, CA 94404, are as follows:

                                             POSITION WITH                            POSITION WITH
    NAME                                     UNDERWRITER                              THE REGISTRANT


    Charles B. Johnson                        Chairman of the Board                    Vice President and Chairman

    Gregory E. Johnson                        President                                None

    Rupert H. Johnson, Jr.                    Executive Vice President and             Vice President
                                              Director

    Harmon E. Burns                           Executive Vice President and             Vice President
                                              Director

    Daniel T. O'Lear                          Executive Vice President                 None

    Peter Jones                               Executive Vice President                 None
    700 Central Avenue
    St. Petersburg, Fl

    Edward V. McVey                           Senior Vice President                    None

    Deborah R. Gatzek                         Senior Vice President and Assistant      Vice President
                                              Secretary

    Richard C. Stoker                         Senior Vice President                    None

    Charles E. Johnson                        Senior Vice President                    Vice President
    500 E. Broward Blvd.
    Ft. Lauderdale, Fl

    Richard O. Conboy                         Senior Vice President                    None

    H.G. (Toby) Mumford, Jr.                  Senior Vice President                    None

    Bert W. Feuss                             Vice President                           None

    Loretta Fry                               Vice President                           None

    James K. Blinn                            Vice President                           None

    Robert N. Geppner                         Vice President                           None

    Jimmy A. Escobedo                         Vice President                           None

    Mike Hackett                              Vice President                           None

    Phil J. Kearns                            Vice President                           None

    Ken Leder                                 Vice President                           None

    Jack Lemein                               Vice President                           None

    John R. McGee                             Vice President                           None

    Vivian J. Palmieri                        Vice President                           None

    Kent P. Strazza                           Vice President                           None

    Sarah Stypa                               Vice President                           None

    Laura Komar                               Vice President                           None




                                             POSITION WITH                            POSITION WITH
    NAME                                     UNDERWRITER                              THE REGISTRANT

    John R. Kay                               Assistant Vice President                 Vice President
    500 E. Broward Blvd.
    Ft. Lauderdale

    Francie Arnone                            Assistant Vice President                 None


    Alison Hawksley                           Assistant Vice President                 None


    Virginia Marans                           Assistant Vice President                 None


    Bernadette Marino Howard                  Assistant Vice President                 None


    Susan Thompson                            Assistant Vice President                 None


    Mark Rankin                               Assistant Vice President                 None
    Kenneth A. Lewis                          Treasurer                                None

    Karen DeBellis                            Assistant Treasurer                      Assistant Treasurer
    700 Central Avenue
    St. Petersburg, Fl

    Philip A. Scatena                         Assistant Treasurer                      None

    Leslie M. Kratter                         Secretary                                None


   (c)  Not Applicable (Information on unaffiliated underwriters).

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

          Certain accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are located at 500 East Broward Blvd., Fort Lauderdale, Florida 33394. Others records are maintained at the offices of Franklin Templeton Investor Services, Inc., 100 Fountain Parkway, St. Petersburg, Florida 33716-1205 and
          Franklin Resources, Inc., 777 Mariners Island Blvd., San Mateo, California 94404.

ITEM 31. MANAGEMENT SERVICES

                  Not Applicable.

ITEM 32. UNDERTAKINGS.

                  (a)      Not Applicable.

                  (b)      Not Applicable.

                  (c) Registrant undertakes to furnish to each person to whom its Prospectus is provided a copy of its latest Annual Report, upon request and without charge.

                                   SIGNATURES



  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Ft. Lauderdale, Florida on the 31st day of October, 1997.

                             TEMPLETON INSTITUTIONAL FUNDS, INC.

                                By:
                                Donald F. Reed, President*



*By:/s/BARBARA J. GREEN
    Barbara J. Green
    attorney-in-fact**

    Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


        SIGNATURE                             TITLE                  DATE


Charles B. Johnson*                          Director           October 31, 1997

Constantine Dean Tseretopoulos*              Director           October 31, 1997

Frank J. Crothers*                           Director           October 31, 1997

Harris J. Ashton*                            Director           October 31, 1997

S. Joseph Fortunato*                         Director           October 31, 1997

Fred R. Millsaps*                            Director           October 31, 1997

Gordon S. Macklin*                           Director           October 31, 1997

Andrew H. Hines, Jr.*                        Director           October 31, 1997

John Wm. Galbraith*                          Director           October 31, 1997

Nicholas F. Brady*                           Director           October 31, 1997

Betty P. Krahmer*                            Director           October 31, 1997

Edith E. Holiday*                            Director           October 31, 1997

Donald F. Reed*                              President (Chief       October 31, 1997
                                             Executive Officer)

James R. Baio*                               Treasurer (Chief       October 31, 1997
                                             Financial and
                                             Accounting
                                             Officer)



*By:/s/BARBARA J. GREEN
    Barbara J. Green
    as attorney-in-fact**



** Powers of Attorney are contained in Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Templeton Institutional Funds, Inc. (File No. 33-35779), filed on February 14, 1997.

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                               EXHIBITS FILED WITH

                       POST-EFFECTIVE AMENDMENT NO. 12 TO
                             REGISTRATION STATEMENT

                                       ON

                                    FORM N-1A

                       TEMPLETON INSTITUTIONAL FUNDS, INC.

                                  EXHIBIT LIST


EXHIBIT NUMBER         NAME OF EXHIBIT


         (11)          Consent of Independent Public Accountants

         (27)          Financial Data Schedules